                            - BT INVESTMENT FUNDS -

                              LIFECYCLE LONG RANGE

                              LIFECYCLE MID RANGE
                             LIFECYCLE SHORT RANGE

                              SEMI-ANNUAL   REPORT
         -------------------------------------------------------------
S      E     P     T     E     M     B     E     R     -     1     9     9     6

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

TABLE OF CONTENTS
----------------------------------------------------------------------

LETTER TO SHAREHOLDERS....................................................          3

BT INVESTMENT LIFECYCLE FUNDS

    Statement of Assets and Liabilities...................................          8

    Statement of Operations...............................................          8

    Statement of Changes in Net Assets....................................          9

    Financial Highlights..................................................         10

    Notes to Financial Statements.........................................         12

ASSET MANAGEMENT PORTFOLIOS

    Schedule of Portfolio Investments.....................................         14

    Statement of Assets and Liabilities...................................         24

    Statement of Operations...............................................         24

    Statement of Changes in Net Assets....................................         25

    Financial Highlights..................................................         26

    Notes to Financial Statements.........................................         27

--------------------------------------------------------------------------------
LIFECYCLE FUNDS SEMI-ANNUAL REPORT

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Investment Lifecycle Long-Range, Mid Range and Short Range Funds, providing a review of the markets, the portfolio, and our outlook as well as a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

The Lifecycle Funds outperformed their benchmarks for the semiannual period ended September 30, 1996. They each either outperformed or closely tracked their Lipper category averages as well. This strong relative performance was due primarily to superior asset allocation and specific stock selection.

MARKET ACTIVITY

U.S. EQUITIES The Funds' fiscal year began with real GDP accelerating to a 4.20% pace, as compared to a 2.00% growth rate in the first calendar quarter. As the economy continued its above growth trend, and wage increases showed signs of strengthening, fears of inflation began to heat up. However, little evidence of pricing pressures actually materialized. Corporate profits continued to be healthy, though growing at a slower rate. This realization contributed in large part to the June-July correction in equity prices. As the next quarter began, economic growth clearly slowed, inflation remained low, and corporate earnings stayed on their rising trend. The resulting strong September market more than offset the summer correction.

U.S. BONDS The Federal Reserve Board left the Fed Funds rate untouched at 5.25% since January 1996. Still, the focus in the U.S. bond market was on the threat of inflation, as the economy continued to expand over the last six months. During the second calendar quarter, the bond market suffered from increased concerns over inflation, prospects of the Federal Reserve tightening monetary policy, and a recognition of the fiscal authorities' inability to produce a credible long-term budget plan to contain government spending. The bond market continued to be volatile in the next quarter, although September was an especially strong month, as inflation news remained quite positive.

INTERNATIONAL MARKETS In response to continuing below-target economic growth, most foreign central banks continued to lower their short-term interest rates over the last six months. Major rate cuts took place in Canada, France, Germany, and Australia. These moves by central bank policy makers spurred impressive rallies in all major non-U.S. bond markets, with each substantially outperforming the U.S. bond market. Foreign equity markets also performed well during the past six months, though they still have some ground to make up versus the U.S. equity market.

INVESTMENT REVIEW

Supported by low interest rates, low inflation, and strong corporate earnings, the Funds remained overweighted in U.S. stocks during the semi-annual period. Except during the June-July equity correction, this position contributed most significantly to the Funds' outperformance. Also a positive contributor was the equity portfolios' growth tilt, as growth stocks outperformed value stocks during this period. Individual stock selection was particularly strong here as well.

Based on the risk we perceived in the U.S. bond market's volatility, we underweighted U.S. bonds for the six month period and favored international bonds instead. Still, the Funds' U.S. bond performance was slightly ahead of the Salomon Broad Investment Grade (BIG) Index for the first half of the fiscal year. Incremental return was generated by corporate issue selection and an overweight position in the mortgage sector.

The overweighting of foreign bonds proved to be a beneficial strategy, as most foreign economies were still below desired growth targets, thus forcing central banks to maintain their accommodating monetary policy positions. The Funds' main focus was in the Canadian, French, and Japanese bond markets; each one outperformed U.S. bonds. The Funds' foreign equity position for the past six months ranged from mostly flat to slightly overweight.

    * The Lifecycle Long Range Fund returned 6.11% for the six months ended September 30, 1996, as compared to 5.33% for the Asset Allocation Index -- Long Range. Since its inception on November 16, 1993, the Fund is up 30.75% cumulatively. The Fund's asset weightings were 62% in U.S. equities, 23% in U.S. bonds, 15% in international bonds, and 0% in cash as of September 30, 1996.

    * The Lifecycle Mid Range Fund returned 5.00% for the six months ended September 30, 1996, as compared to 4.28% for the Asset Allocation Index -- Mid Range. Since its inception on October 14, 1993, the Fund is up 20.39% cumulatively. The Fund's asset weightings were 44% in U.S. equities, 36% in U.S. bonds, 14% in international bonds, and 6% in cash as of September 30, 1996.

    * The Lifecycle Short Range Fund returned 3.76% for the six months ended September 30, 1996, as compared to 3.22% for the Asset Allocation Index -- Short Range. Since its inception on October 15, 1993, the Fund is up 14.28% cumulatively. The Fund's asset weightings were 24% in U.S. equities, 46% in U.S. bonds, 14% in international bonds and 16% in cash as of September 30, 1996.

--------------------------------------------------------------------------------
LIFECYCLE FUNDS SEMI-ANNUAL REPORT

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

MANAGER OUTLOOK

In the U.S., economic signals remain ambiguous. While consumption seems to be waning, the housing sector continues to exhibit resilience in the face of higher interest rates. Inflation remains subdued, but with the unemployment rate very low, wage pressures may be imminent. The Federal Reserve Board appears to be on hold until inflation manifests itself more clearly. We do believe that an eventual Fed tightening of short-term interest rates is likely after the elections in November, when consumer price pressures may emerge. Given the potential upward pressure on interest rates, then, we continue to underweight U.S. bonds in favor of the U.S. stock market.

The equity market could also come under the pressure of rising interest rates, but we see the continued increase in corporate earnings, still-reasonable valuations, and ongoing flows of retirement money into equity mutual funds as likely to help push the stock market higher. We believe this growth will probably be at a slower pace than seen in the last six months.

The international markets may be reaching a crest in terms of economic weakness, thus bringing to an end the cycle of interest rate reductions. As some of the previous rate reductions take effect, however, we may see an improvement in the international economies overall and in particular, in Germany, France, and Japan. These economies'

pickup should have a positive effect on corporate activity, and thus an improved earnings theme may emerge. In this scenario, we see foreign equity markets continuing to perform well for the next six months and even becoming more attractive than international bonds. Additionally, as corporate earnings growth may have reached its peak in the U.S., international equity markets will again appear to present an attractive opportunity.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high total return with reduced risk over the long term.

                                     * * *

We value your ongoing support of the BT Investment Lifecycle Funds and look forward to continuing to serve your investment needs in the years ahead.

                                  Howard Mason
                               Scott A. Stickler
                                 Jason L. Wolin
                            Jose M. Quintana, Ph.D.
                                  Karen Keller

                   PORTFOLIO MANAGERS OF THE LIFECYCLE FUNDS
                               September 30, 1996

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE LONG RANGE FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
The following graph illustrates the Fund's return versus the Asset Allocation Index-Long Range Index and the S&P 500 since November 30, 1993, assuming a $10,000 initial investment.
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF
A $10,000 INVESTMENT IN THE BT
INVESTMENT LIFECYCLE LONG RANGE
FUND, THE ASSET ALLOCATION
INDEX-LONG RANGE AND THE S&P 500
INDEX
       TOTAL RETURN ENDED
       SEPTEMBER 30, 1996
  Six                 Since
 Months             11/16/93*
 6.11   %             30.75%
* The Fund's inception date.
Investment return and principal
value may fluctuate so that
shares, when redeemed, may be
worth more or less than their
original cost.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      BT INVESTMENT        ASSET ALLOCATION
                                                        LIFECYCLE               INDEX -
                                                        Long Range Fund           Long Range**    S&P 500
11/30/93                                                       $ 10,000               $ 10,000   $ 10,000
12/31/93                                                       $ 10,101               $ 10,089   $ 10,121
3/31/94                                                         $ 9,748                $ 9,787    $ 9,737
6/30/94                                                         $ 9,601                $ 9,786    $ 9,778
9/30/94                                                         $ 9,766               $ 10,079   $ 10,256
12/31/94                                                        $ 9,803               $ 10,112   $ 10,255
3/31/95                                                        $ 10,392               $ 10,819   $ 11,253
6/30/95                                                        $ 11,077               $ 11,550   $ 12,327
9/30/95                                                        $ 11,560               $ 12,114   $ 13,307
12/31/95                                                       $ 12,057               $ 12,621   $ 14,108
3/31/96                                                        $ 12,408               $ 12,993   $ 14,865
6/30/96                                                        $ 12,775               $ 13,650   $ 15,532
9/30/96                                                        $ 13,167               $ 14,031   $ 16,013
Past performance is not indicative of future
performance

         ** Asset Allocation Index-Long Range is comprised of the following:
             55% S&P 500 Index
             35% Salomon Broad Investment Grade Bond Index
             10% T-bill 3-Month Index

-----------------------------------------------------------------------------------------
OBJECTIVE                  Seeks to provide a high total return with reduced long-term risk by investing primarily in a diversified portfolio of
                           stocks of U.S. and foreign companies, high-quality bonds and cash.
-----------------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS     Primarily common stocks, corporate and government issued
                           intermediate to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.
-----------------------------------------------------------------------------------------
FIVE LARGEST COMMON        Johnson & Johnson               Bank America Corp.
STOCK HOLDINGS             Monsanto Co.                    General Electric
                           Pfizer Inc.
-----------------------------------------------------------------------------------------
FIVE LARGEST FIXED         US T-Notes (5/99 @ 6.375%)      US T-Bond (5/06 @ 6.875%)
INCOME SECURITIES          US T-Notes (6/98 @ 6.250%)      US T-Notes (6/01 @ 6.625%)
                           US T-Bond (8/22 @ 7.25%)
-----------------------------------------------------------------------------------------
                           This diversification pie chart shows the Fund's investment
DIVERSIFICATION AS OF      exposure to different asset classes (i.e. stocks, bonds, and
SEPTEMBER 30, 1996         cash) based on the risk characteristics of the asset class
(UNAUDITED)                rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the
                           Fund's exposure to the stock market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Bonds            38%
Stocks           62%

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE MID RANGE FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
The following graph illustrates the Fund's return versus the Asset Allocation Index-Mid Range Index and the S&P 500 since October 31, 1993, assuming a $10,000 initial investment.
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF
A $10,000 INVESTMENT IN THE BT
INVESTMENT LIFECYCLE MID RANGE
FUND, THE ASSET ALLOCATION
INDEX-MID RANGE AND THE S&P 500
INDEX
       TOTAL RETURN ENDED
       SEPTEMBER 30, 1996
  Six                 Since
 Months             10/14/93*
 5.00   %             20.39%
* The Fund's inception date.
Investment return and principal
value may fluctuate so that
shares, when redeemed, may be
worth more or less than their
original cost.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      BT INVESTMENT        ASSET ALLOCATION
                                                        LIFECYCLE               INDEX -
                                                         Mid Range Fund            Mid Range**    S&P 500
10/31/93                                                       $ 10,000               $ 10,000   $ 10,000
12/31/93                                                        $ 9,955               $ 10,006   $ 10,024
3/31/94                                                         $ 9,580                $ 9,763    $ 9,644
6/30/94                                                         $ 9,486                $ 9,755    $ 9,685
9/30/94                                                         $ 9,591                $ 9,967   $ 10,158
12/31/94                                                        $ 9,620               $ 10,031   $ 10,157
3/31/95                                                        $ 10,082               $ 10,585   $ 11,146
6/30/95                                                        $ 10,636               $ 11,144   $ 12,210
9/30/95                                                        $ 10,964               $ 11,530   $ 13,180
12/31/95                                                       $ 11,404               $ 11,903   $ 13,973
3/31/96                                                        $ 11,559               $ 12,126   $ 14,723
6/30/96                                                        $ 11,851               $ 12,758   $ 15,384
9/30/96                                                        $ 11,851               $ 13,048   $ 15,860
Past performance is not indicative of future
performance

         ** Asset Allocation Index-Mid Range is comprised of the following:
             35% S&P 500 Index
             45% Salomon Broad Investment Grade Bond Index
             20% T-bill 3-Month Index

-----------------------------------------------------------------------------------------
                           Seeks long term capital growth, current income and growth of
OBJECTIVE                  income, consistent with reasonable investment risk by
                           investing primarily in a diversified portfolio of stocks of
                           U.S. and foreign companies, high quality bonds and cash.
-----------------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS     Primarily common stocks, corporate and government issued
                           intermediate to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market investments.
-----------------------------------------------------------------------------------------
FIVE LARGEST COMMON        Johnson & Johnson               Pfizer Inc.
STOCK HOLDINGS             Monsanto Co.                    General Electric
                           Bank America Corp.
-----------------------------------------------------------------------------------------
FIVE LARGEST FIXED         US T-Notes (5/99 @ 6.375%)      GNMA (#377557 @ 8.00%)
INCOME SECURITIES          US T-Bond (8/22 @ 7.25%)        US T-Bond (5/06 @ 6.875%)
                           US T-Notes (6/01 @ 6.625%)
-----------------------------------------------------------------------------------------
                           This diversification pie chart shows the Fund's investment
DIVERSIFICATION AS OF      exposure to different asset classes (i.e. stocks, bonds and
SEPTEMBER 30, 1996         cash) based on the risk characteristics of the asset class
(UNAUDITED)                rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the
                           Fund's exposure to the stock market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash              6%
Stocks           44%
Bonds            50%

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE SHORT RANGE FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
The following graph illustrates the Fund's return versus the Asset Allocation Index-Short Range and the S&P 500 since October 31, 1993, assuming a $10,000 initial investment.
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF
A $10,000 INVESTMENT IN THE BT
INVESTMENT LIFECYCLE SHORT RANGE
FUND, THE ASSET ALLOCATION
INDEX-SHORT RANGE AND THE S&P
500 INDEX
       TOTAL RETURN ENDED
       SEPTEMBER 30, 1996
  Six                 Since
 Months             10/15/93*
 3.76   %             14.28%
* The Fund's inception date.
Investment return and principal
value will fluctuate so that
shares, when redeemed, may be
worth more or less than their
original cost.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      BT INVESTMENT        ASSET ALLOCATION
                                                        LIFECYCLE               INDEX-
                                                       Short Range Fund         Short Range**    S&P 500
10/31/93                                                       $ 10,000              $ 10,000   $ 10,000
12/31/93                                                        $ 9,956              $ 10,004   $ 10,024
3/31/94                                                         $ 9,713               $ 9,817    $ 9,644
6/30/94                                                         $ 9,592               $ 9,801    $ 9,685
9/30/94                                                         $ 9,638               $ 9,935   $ 10,158
12/31/94                                                        $ 9,674              $ 10,022   $ 10,157
3/31/95                                                        $ 10,012              $ 10,432   $ 11,146
6/30/95                                                        $ 10,462              $ 10,826   $ 12,210
9/30/95                                                        $ 10,699              $ 11,036   $ 13,180
12/31/95                                                       $ 11,069              $ 11,281   $ 13,973
3/31/96                                                        $ 11,080              $ 11,354   $ 14,723
6/30/96                                                        $ 11,298              $ 11,950   $ 15,364
9/30/96                                                        $ 11,497              $ 12,181   $ 15,860
Past performance is not indicative of future
performance

         ** Asset Allocation Index-Short Range is comprised of the following:
             15% S&P 500 Index
             55% Salomon Broad Investment Grade Bond Index
             30% T-bill 3 Month Index

-----------------------------------------------------------------------------------------
                           Seeks high income over the long term consistent with
OBJECTIVE                  conservation of capital by investing primarily in a
                           diversified portfolio of stocks of U.S. and foreign companies, high-quality bonds and cash.
-----------------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS     Primarily common stocks, corporate and government issued
                           intermediate to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.
-----------------------------------------------------------------------------------------
FIVE LARGEST COMMON        Johnson & Johnson               Pfizer Inc.
STOCK HOLDINGS             Monsanto Co.                    General Electric
                           Bank America Corp.
-----------------------------------------------------------------------------------------
FIVE LARGEST FIXED         US T-Notes (5/99 @ 6.375%)      US T-Notes (6/01 @ 6.625%)
INCOME SECURITIES          US T-Bond (5/06 @ 6.875%)       US T-Notes (12/97 @ 5.250%)
                           US T-Bond (8/22 @ 7.250%)
-----------------------------------------------------------------------------------------
                           This diversification pie chart shows the Fund's investment
DIVERSIFICATION AS OF      exposure to different asset classes (i.e. stocks, bonds, and
SEPTEMBER 30, 1996         cash) based on the risk characteristics of the asset class
(UNAUDITED)                rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the
                           Fund's exposure to the stock market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks           24%
Bonds            60%
Cash             16%

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   LONG RANGE     MID RANGE    SHORT RANGE
                                                                   -----------   -----------   -----------
ASSETS
    Investment in Portfolio, at Value+...........................  $65,328,770   $56,137,846   $30,788,306
    Receivable for Shares of Beneficial Interest Subscribed......      184,738       135,754        48,266
    Prepaid Expenses and Other...................................        5,376         5,698         5,352
                                                                   -----------   -----------   -----------
Total Assets.....................................................   65,518,884    56,279,298    30,841,924
                                                                   -----------   -----------   -----------
LIABILITIES
    Due to Bankers Trust.........................................       47,450        29,226         7,122
    Accrued Expenses and Other...................................       25,603        20,695        22,575
                                                                   -----------   -----------   -----------
Total Liabilities................................................       73,053        49,921        29,697
                                                                   -----------   -----------   -----------
NET ASSETS ($0.001 par value per share, Unlimited Number of
  Shares of Beneficial Interest Authorized)......................  $65,445,831   $56,229,377   $30,812,227
                                                                   -----------   -----------   -----------
                                                                   -----------   -----------   -----------
COMPOSITION OF NET ASSETS
    Paid-in-Capital..............................................   58,408,582    51,826,490    29,842,652
    Accumulated Net Investment Income............................      454,231       503,025       325,606
    Accumulated Net Realized Gain (Loss) from Investments,
      Foreign Currencies and Futures Contracts...................    2,807,246     1,517,923      (235,323)
    Net Unrealized Appreciation on:
      Investment and Foreign Currency Transactions...............    3,709,012     2,257,348       811,117
      Futures Contracts..........................................       66,760       124,591        68,175
                                                                   -----------   -----------   -----------
NET ASSETS, SEPTEMBER 30, 1996...................................  $65,445,831   $56,229,377   $30,812,227
                                                                   -----------   -----------   -----------
                                                                   -----------   -----------   -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net
  assets divided by shares outstanding)..........................  $     11.85   $     10.83   $     10.19
                                                                   -----------   -----------   -----------
                                                                   -----------   -----------   -----------
SHARES OUTSTANDING...............................................    5,522,635     5,194,093     3,024,016
                                                                   -----------   -----------   -----------
                                                                   -----------   -----------   -----------

------------------
+ Allocated from Asset Management Portfolio, Asset Management Portfolio II, and Asset Management Portfolio III, respectively.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Income, net+.................................................  $   986,883   $ 1,067,678   $   683,477
                                                                   -----------   -----------   -----------
EXPENSES
    Administration and Services..................................      197,676       174,376        96,678
    Shareholder Reports..........................................        2,266         8,266         8,266
    Registration.................................................       11,487        10,448         9,799
    Professional.................................................        6,097         6,097         6,148
    Trustees.....................................................        1,397         1,447         1,447
    Miscellaneous................................................          891         1,009           959
                                                                   -----------   -----------   -----------
    Total Expenses...............................................      219,814       201,643       123,297
    Less: Expenses Absorbed by Bankers Trust.....................      (98,167)      (94,334)      (63,803)
                                                                   -----------   -----------   -----------
    Net Expenses.................................................      121,647       107,309        59,494
                                                                   -----------   -----------   -----------
NET INVESTMENT INCOME............................................      865,236       960,369       623,983
                                                                   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCIES, AND FUTURES
CONTRACTS
    Net Realized Gain (Loss) from:
      Investment and Foreign Currency Transactions...............      803,248       388,315        70,556
      Futures Contracts..........................................       59,023       (45,701)     (105,162)
    Net Change in Unrealized Appreciation of:
      Investment and Foreign Currency Transactions...............    1,884,582     1,049,269       335,366
      Futures Contracts..........................................       76,473       261,318       168,964
                                                                   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN
CURRENCIES, AND FUTURES
CONTRACTS........................................................    2,823,326     1,653,201       469,724
                                                                   -----------   -----------   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................  $ 3,688,562   $ 2,613,570   $ 1,093,707
                                                                   -----------   -----------   -----------
                                                                   -----------   -----------   -----------

------------------
+ Income allocated from Asset Management Portfolio, Asset Management Portfolio II, and Asset Management Portfolio III, respectively.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 12 AND 13

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                                       LONG RANGE                   MID RANGE                   SHORT RANGE
                                               --------------------------   --------------------------   --------------------------
                                                FOR THE SIX                  FOR THE SIX                  FOR THE SIX
                                               MONTHS ENDED     FOR THE     MONTHS ENDED     FOR THE     MONTHS ENDED     FOR THE
                                               SEPTEMBER 30,  YEAR ENDED    SEPTEMBER 30,  YEAR ENDED    SEPTEMBER 30,  YEAR ENDED
                                                   1996        MARCH 31,        1996        MARCH 31,        1996        MARCH 31,
                                                (UNAUDITED)      1996        (UNAUDITED)      1996        (UNAUDITED)      1996
                                               -------------  -----------   -------------  -----------   -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income....................  $    865,236   $ 1,298,654   $    960,369   $ 1,601,888   $    623,983   $ 1,187,781
    Net Realized Gain (Loss) from
      Investments, Foreign Currencies and
      Futures Contracts......................       862,271     2,996,767        342,614     2,255,767        (34,606 )     725,026
    Net Change in Unrealized Appreciation on
      Investments, Foreign Currencies and
      Futures Contracts......................     1,961,055     1,509,294      1,310,587       989,840        504,330       536,561
                                               -------------  -----------   -------------  -----------   -------------  -----------
Net Increase in Net Assets from Operations...     3,688,562     5,804,715      2,613,570     4,847,495      1,093,707     2,449,368
                                               -------------  -----------   -------------  -----------   -------------  -----------
DISBRIBUTIONS TO SHAREHOLDERS
    Net Investment Income....................      (803,194 )  (1,044,464)      (843,017 )  (1,514,668)      (619,091 )  (1,141,292)
    Net Realized Gain from Investment
      Transactions...........................            --      (995,721)            --      (251,391)            --            --
                                               -------------  -----------   -------------  -----------   -------------  -----------
Total Distributions..........................      (803,194 )  (2,040,185)      (843,017 )  (1,766,059)      (619,091 )  (1,141,292)
                                               -------------  -----------   -------------  -----------   -------------  -----------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from Sale of Shares.............     9,646,027    46,825,041      5,385,671    25,423,365      2,949,998    10,992,026
    Dividend Reinvestments...................       803,177     2,040,116        842,921     1,765,953        619,091     1,141,292
    Cost of Shares Redeemed..................    (3,901,182 )  (9,983,290)    (3,235,690 )  (4,537,920)    (2,130,317 )  (5,679,693)
                                               -------------  -----------   -------------  -----------   -------------  -----------
Net Increase from Capital Transactions in
  Shares of Beneficial Interest..............     6,548,022    38,881,867      2,992,902    22,651,398      1,438,772     6,453,625
                                               -------------  -----------   -------------  -----------   -------------  -----------
TOTAL INCREASE IN NET ASSETS.................     9,433,390    42,646,397      4,763,455    25,732,834      1,913,388     7,761,701

NET ASSETS
Beginning of Period..........................    56,012,441    13,366,044     51,465,922    25,733,088     28,898,839    21,137,138
                                               -------------  -----------   -------------  -----------   -------------  -----------
End of Period+...............................  $ 65,445,831   $56,012,441   $ 56,229,377   $51,465,922   $ 30,812,227   $28,898,839
                                               -------------  -----------   -------------  -----------   -------------  -----------
                                               -------------  -----------   -------------  -----------   -------------  -----------

------------------
+ Includes undistributed net investment income of $454,231, $503,025, and $325,606, respectively for the six months ended September 30, 1996 and $392,190, $385,674 and $320,715, respectively for the year ended March 31, 1996.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 12 AND 13

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

Contained below are selected data for the share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the BT Investment Lifecycle Funds.

                                                                    LONG RANGE
                                               -----------------------------------------------------
                                                                                           FOR THE
                                                                                           PERIOD
                                                                                          NOVEMBER
                                                                                          16, 1993
                                               FOR THE SIX                               (COMMENCEMENT
                                                 MONTHS                                      OF
                                                  ENDED      FOR THE YEAR ENDED MARCH    OPERATIONS)
                                                SEPTEMBER               31,                  TO
                                                30, 1996     -------------------------    MARCH 31,
                                               (UNAUDITED)      1996          1995          1994
                                               -----------   -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD.........  $    11.32    $     10.07   $      9.68   $    10.00
                                               -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income....................        0.16           0.37          0.30         0.02
    Net Realized and Unrealized Gain (Loss)
      on Investments, Foreign Currencies and
      Futures Contracts......................        0.53           1.54          0.32        (0.34)
                                               -----------   -----------   -----------   -----------
Total from Investment Operations.............        0.69           1.91          0.62        (0.32)
                                               -----------   -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net Investment Income....................       (0.16)         (0.38)        (0.23)          --
    Net Realized Gain from Investment
      Transactions...........................          --          (0.28)           --           --
                                               -----------   -----------   -----------   -----------
Total Distributions..........................       (0.16)         (0.66)        (0.23)          --
                                               -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD...............  $    11.85    $     11.32   $     10.07   $     9.68
                                               -----------   -----------   -----------   -----------
                                               -----------   -----------   -----------   -----------
Total Investment Return......................       6.11%         19.41%         6.60%       (8.42%)*
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000's
      omitted)...............................  $   65,446    $    56,012   $    13,366   $    5,203
    Ratios to Average Net Assets:
      Net Investment Income..................       2.85%*         3.58%         3.41%        2.69%*
      Expenses+..............................       1.00%*         1.00%         1.00%        1.00%*
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses
        by Bankers Trust.....................       0.48%*         0.60%         0.91%        6.00%*

----------------

* Annualized

+ Includes expenses of the Asset Management Portfolio, Asset Management Portfolio II, and Asset Management Portfolio III, respectively.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 12 AND 13

                                                                     MID RANGE                                SHORT RANGE
                                               -----------------------------------------------------   -------------------------
                                                                                           FOR THE
                                                                                           PERIOD
                                                                                         OCTOBER 14,
                                                                                            1993
                                               FOR THE SIX                               (COMMENCEMENT FOR THE SIX
                                                 MONTHS                                      OF          MONTHS        FOR THE
                                                  ENDED      FOR THE YEAR ENDED MARCH    OPERATIONS)      ENDED      YEAR ENDED
                                                SEPTEMBER               31,                  TO         SEPTEMBER     MARCH 31,
                                                30, 1996     -------------------------    MARCH 31,     30, 1996     -----------
                                               (UNAUDITED)      1996          1995          1994       (UNAUDITED)      1996
                                               -----------   -----------   -----------   -----------   -----------   -----------
                                               $    10.48    $      9.61   $      9.45   $    10.00    $    10.03    $      9.50
                                               -----------   -----------   -----------   -----------   -----------   -----------
                                                     0.18           0.41          0.37         0.11          0.21           0.45
                                                     0.34           0.96          0.11        (0.60)         0.16           0.54
                                               -----------   -----------   -----------   -----------   -----------   -----------
                                                     0.52           1.37          0.48        (0.49)         0.37           0.99
                                               -----------   -----------   -----------   -----------   -----------   -----------
                                                    (0.17)         (0.44)        (0.32)       (0.06)        (0.21)         (0.46)
                                                       --          (0.06)           --           --            --             --
                                               -----------   -----------   -----------   -----------   -----------   -----------
                                                    (0.17)         (0.50)        (0.32)       (0.06)        (0.21)         (0.46)
                                               -----------   -----------   -----------   -----------   -----------   -----------
                                               $    10.83    $     10.48   $      9.61   $     9.45    $    10.19    $     10.03
                                               -----------   -----------   -----------   -----------   -----------   -----------
                                               -----------   -----------   -----------   -----------   -----------   -----------
                                                    5.00%         14.65%         5.24%      (10.48%)*       3.76%         10.67%
                                               $   56,229    $    51,466   $    25,733   $   19,170    $   30,812    $    28,899
                                                    3.59%*         4.15%         4.01%        2.77%*        4.21%*         4.64%
                                                    1.00%*         1.00%         1.00%        1.00%*        1.00%*         1.00%
                                                    0.55%*         0.58%         0.76%        1.10%*        0.66%*         0.65%


                                                               FOR THE
                                                               PERIOD
                                                             OCTOBER 15,
                                                                1993
                                                             (COMMENCEMENT
                                                                 OF
                                                             OPERATIONS)
                                                                 TO
                                                              MARCH 31,
                                                  1995          1994
                                               -----------   -----------
                                               $      9.60   $    10.00
                                               -----------   -----------
                                                      0.41         0.13
                                                     (0.13)       (0.47)
                                               -----------   -----------
                                                      0.28        (0.34)
                                               -----------   -----------
                                                     (0.37)       (0.06)
                                                     (0.01)          --
                                               -----------   -----------
                                                     (0.38)       (0.06)
                                               -----------   -----------
                                               $      9.50   $     9.60
                                               -----------   -----------
                                               -----------   -----------
                                                     3.08%       (7.39%)*
                                               $    21,137   $   17,582
                                                     4.47%        3.12%*
                                                     1.00%        1.00%*
                                                     0.82%        1.12%*

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 12 AND 13

--------------------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited)
----------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Lifecycle Long Range Fund, Mid Range Fund and Short Range Fund (each a "Fund", and collectively, the "Funds") are three of the funds offered to investors by the Trust. The Funds commenced operations and began offering shares of beneficial interest on the following dates:

                             COMMENCEMENT OF
                              OPERATIONS AND
                                 ISSUANCE
                              OF BENEFICIAL
FUND                             INTEREST
-------------------------  --------------------
Long Range...............     November 16, 1993
Mid Range................      October 14, 1993
Short Range..............      October 15, 1993

The Long Range Fund, Mid Range Fund and Short Range Fund invest substantially all of their assets in the Asset Management Portfolio, Asset Management
Portfolio II and Asset Management Portfolio III (each a "Portfolio" and collectively, the "Portfolios") respectively. The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolio. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At September 30, 1996, the Long Range Fund's investment was approximately 24% of the Asset Management Portfolio, the Mid Range Fund's Investment was approximately 100% of the Asset Management Portfolio II and the Short Range Fund's investment was approximately 100% of the Asset Management Portfolio III.

The financial statements of each of the Portfolios, including the Schedules of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is each Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made annually to the extent they are not offest by any capital loss carryforwards.

D. FEDERAL INCOME TAXES
It is each Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of each Fund's average daily net assets. For the six months ended September 30, 1996, these fees aggregated $197,676, $174,376 and $96,678 for the Long Range Fund, Mid Range Fund and Short Range Fund, respectively.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood and previously Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the six months ended September 30, 1996, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Fund, to the extent necessary, to limit all expenses to 0.40 of 1% of the average daily net assets of each Fund, excluding expenses of the respective
Portfolios and 1.00 of 1% of the average daily net assets of each Fund, including expenses of the respective Portfolios. For the six months ended September 30, 1996, expenses of the Long Range Fund, Mid Range Fund and Short Range Fund have been reduced by $98,167, $94,334 and $63,803, respectively.

Each of the Funds is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which each of the Funds sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.50% of the first $30,000,000 of the average daily net assets, 2.00% of the next $70,000,000, and 1.50% of any excess over $100,000,000.

Certain trustees and officers of the Funds are also directors, officers and/ or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustee of the Funds. Similarly, none of the Funds' officers received compensation from the Funds.

----------------------------------------------------------------------
BT INVESTMENT LIFECYCLE FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (Continued)
--------------------------------------------------------------------------------
NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At September 30, 1996, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                  LONG RANGE                MID RANGE                SHORT RANGE
                           ------------------------  ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------  ----------  ------------
Sold.....................     846,842  $  9,646,027     512,463  $  5,385,671     294,459  $  2,949,998
Reinvested...............      70,056       803,177      79,859       842,921      61,938       619,091
Redeemed.................    (342,025)   (3,901,182)   (307,301)   (3,235,690)   (212,881)   (2,130,317)
                           ----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............     574,873  $  6,548,022     285,021  $  2,992,902     143,516  $  1,438,772
                           ----------  ------------  ----------  ------------  ----------  ------------
                           ----------  ------------  ----------  ------------  ----------  ------------

                                                FOR THE YEAR ENDED MARCH 31, 1996
                           ----------------------------------------------------------------------------
                                  LONG RANGE                MID RANGE                SHORT RANGE
                           ------------------------  ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------  ----------  ------------
Sold.....................   4,376,179  $ 46,825,041   2,501,640  $ 25,423,365   1,109,684  $ 10,992,026
Reinvested...............     187,053     2,040,116     175,343     1,765,953     117,233     1,141,292
Redeemed.................    (942,323)   (9,983,290)   (446,097)   (4,537,920)   (570,529)   (5,679,693)
                           ----------  ------------  ----------  ------------  ----------  ------------
Net Increase.............   3,620,909  $ 38,881,867   2,230,886  $ 22,651,398     656,388  $  6,453,625
                           ----------  ------------  ----------  ------------  ----------  ------------
                           ----------  ------------  ----------  ------------  ----------  ------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                 SECURITY                 VALUE
----------- ------------------------------  -------------

            COMMON STOCKS - 50.78%
            AEROSPACE - 0.67%
     10,200 Boeing Co.....................  $     963,900
      7,000 United Technologies Corp......        840,875
                                            -------------
                                                1,804,775
                                            -------------
            AIRLINES - 0.48%
     11,300 AMR Corp. (a).................        899,763
      5,400 Delta Air Lines Inc...........        388,800
                                            -------------
                                                1,288,563
                                            -------------
            AUTO RELATED - 1.23%
     22,600 Chrysler Corp.................        646,925
     41,900 Dana Corp.....................      1,267,475
     29,300 General Motors Corp...........      1,406,400
                                            -------------
                                                3,320,800
                                            -------------
            BANKS - 3.75%
     42,900 BankAmerica Corp..............      3,523,163
     53,900 Bank of Boston Corp...........      3,119,463
     36,800 Chase Manhattan Corporation...      2,948,600
      6,100 Citicorp......................        552,812
                                            -------------
                                               10,144,038
                                            -------------
            BEVERAGES - 1.88%
     29,500 Coca-Cola Co..................      1,500,813
      7,200 Coca-Cola Enterprise, Inc.....        325,800
    100,800 PepsiCo Inc...................      2,847,600
     10,900 Seagram, Co. Ltd..............        407,387
                                            -------------
                                                5,081,600
                                            -------------
            CHEMICALS & TOXIC WASTE -
             2.54%
      7,600 Air Products & Chemical
             Corp.........................        442,700
     24,300 Du Pont (E.I.) de Nemours &
             Co...........................      2,144,475
    105,000 Monsanto Co...................      3,832,500
      7,900 Sigma-Aldrich.................        450,300
                                            -------------
                                                6,869,975
                                            -------------
            COMPUTER SERVICES - 1.32%
     16,700 3Com Corp (a).................      1,003,044
     41,300 Cisco Systems Inc. (a)........      2,563,181
                                            -------------
                                                3,566,225
                                            -------------
            COMPUTER SOFTWARE - 1.67%
      4,500 BMC Software Inc. (a).........        357,750
     39,750 Computer Associates
             International Inc............      2,375,063
     22,700 Informix Corp. (a)............        632,763
     27,250 Oracle Corp. (a)..............      1,159,828
                                            -------------
                                                4,525,404
                                            -------------
            DATA PROCESSING SERVICES -
             0.72%
     16,300 First Data Corp...............      1,330,487
     40,900 Medaphis Corp. (a)............        613,500
                                            -------------
                                                1,943,987
                                            -------------
            DIVERSIFIED - 1.72%
     45,500 AlliedSignal Inc..............      2,997,312
     11,200 Supervalu Inc.................        308,000
     15,900 Textron, Inc..................      1,351,500
                                            -------------
                                                4,656,812
                                            -------------
            DRUGS - 2.52%
     46,400 Merck & Co....................      3,265,400
     44,900 Pfizer Inc....................      3,552,712
                                            -------------
                                                6,818,112
                                            -------------

SHARES                 SECURITY                 VALUE
----------- ------------------------------  -------------
            ELECTRICAL EQUIPMENT - 1.70%
      9,600 Emerson Electric Co...........  $     865,200
     36,500 General Electric Co...........      3,321,500
      5,100 General Signal Corp...........        224,400
      2,800 Grainger (W.W.) Inc...........        196,700
                                            -------------
                                                4,607,800
                                            -------------
            ELECTRONICS - 1.01%
     12,300 Altera Corp. (a)..............        622,687
     11,500 Intel Corp....................      1,097,531
     45,100 KLA Instruments Corp. (a).....      1,014,750
                                            -------------
                                                2,734,968
                                            -------------
            ENTERTAINMENT - 0.34%
     14,327 Disney (Walt) Co..............        907,974
                                            -------------
            FINANCIAL SERVICES - 1.87%
     23,600 Associates First Capital
             Corp.........................        967,600
     14,300 Federal Home Loan Mortgage
             Corp.........................      1,399,613
     30,400 MBNA Corp.....................      1,056,400
      6,400 Merrill Lynch & Co. Inc.......        420,000
     24,900 Travelers Group Inc...........      1,223,212
                                            -------------
                                                5,066,825
                                            -------------
            FOODS - 1.60%
     35,200 CPC International Inc.........      2,635,600
     47,100 Sara Lee Corp.................      1,683,825
                                            -------------
                                                4,319,425
                                            -------------
            HEALTHCARE - 0.12%
      6,700 Abbott Laboratories...........        329,975
                                            -------------
            HOSPITAL SUPPLIES/SERVICES -
             2.67%
     20,100 Baxter International Inc......        939,675
     76,000 Johnson & Johnson.............      3,895,000
     14,000 PacifiCare Health Systems, Cl.
             B (a)........................      1,211,000
     27,900 US Surgical Corp..............      1,185,750
                                            -------------
                                                7,231,425
                                            -------------
            HOTEL/MOTEL - 0.70%
     34,400 Marriott International Inc....      1,896,300
                                            -------------
            HOUSEHOLD PRODUCTS - 1.49%
      8,600 Clorox Co.....................        824,525
     29,600 Procter & Gamble Co...........      2,886,000
      6,800 Tupperware Corporation........        333,200
                                            -------------
                                                4,043,725
                                            -------------
            INSURANCE - 1.44%
     22,400 American International Group
             Inc..........................      2,256,800
     11,600 General Re Corp...............      1,644,300
                                            -------------
                                                3,901,100
                                            -------------
            METALS - 0.37%
     15,800 Alcan Aluminium Ltd...........        474,000
     17,100 Freeport-McMoRan Copper & Gold
             Cl. B........................        534,375
                                            -------------
                                                1,008,375
                                            -------------
            OFFICE EQUIPMENT &
             COMPUTERS - 1.15%
     23,400 Hewlett-Packard Co............      1,140,750
     10,500 International Business
             Machines Corp................      1,307,250
     12,600 Xerox Corp....................        675,675
                                            -------------
                                                3,123,675
                                            -------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                 SECURITY                 VALUE
----------- ------------------------------  -------------
            OIL DOMESTIC - 1.36%
      2,300 Atlantic Richfield Co.........  $     293,250
     21,700 ENSCO International, Inc.
             (a)..........................        705,250
      8,800 Louisiana Land & Exploration
             Co...........................        463,100
     11,300 Phillips Petroleum Co.........        483,075
     48,600 Unocal Corp...................      1,749,600
                                            -------------
                                                3,694,275
                                            -------------
            OIL EQUIPMENT & SERVICES -
             0.69%
     20,000 Apache Corp...................        595,000
     11,100 Schlumberger Ltd..............        937,950
      5,500 Western Atlas, Inc. (a).......        342,375
                                            -------------
                                                1,875,325
                                            -------------
            OIL INTERNATIONAL - 2.90%
      6,900 Amoco Corp....................        486,450
      9,200 Chevron Corp..................        576,150
     16,600 Exxon Corp....................      1,381,950
      6,000 Mobil Corp....................        694,500
     13,000 Royal Dutch Petroleum Co......      2,029,625
     29,200 Texaco Inc....................      2,686,400
                                            -------------
                                                7,855,075
                                            -------------
            PAPER & FOREST PRODUCTS -
             0.75%
     23,100 Champion International
             Corp.........................      1,059,712
     22,900 International Paper Co........        973,250
                                            -------------
                                                2,032,962
                                            -------------
            PHARMACEUTICALS - 0.27%
     17,600 Pharmacia & Upjohn Inc........        726,000
                                            -------------
            PRINTING & PUBLISHING - 0.55%
     35,200 McGraw-Hill Companies Inc.....      1,500,400
                                            -------------
            RAILROADS - 0.74%
     23,700 Burlington Northern Santa
             Fe...........................      1,999,687
                                            -------------
            RETAIL - 2.90%
     24,800 Gap Inc.......................        716,100
     33,500 Lowe's Cos. Inc...............      1,369,312
      8,600 Oakley, Inc. (a)..............        365,500
     54,000 Staples, Inc. (a).............      1,198,125
     20,900 Tiffany & Company.............        836,000
     63,200 Wal-Mart Stores Inc...........      1,666,900
     29,400 Dollar General Corp...........        915,075
     14,600 Nine West Group, Inc. (a).....        792,050
                                            -------------
                                                7,859,062
                                            -------------
            TELECOMMUNICATIONS - 2.00%
     46,500 Comcast, Cl. A................        714,938
     26,000 DSC Communications Corp.
             (a)..........................        650,000
     45,400 MCI Communications Corp.......      1,163,375
     28,100 Motorola, Inc.................      1,450,663
     22,300 Newbridge Networks Corp.
             (a)..........................      1,421,625
                                            -------------
                                                5,400,601
                                            -------------
            TOBACCO - 0.63%
     18,900 Philip Morris Cos. Inc........      1,696,275
                                            -------------
SHARES                 SECURITY                 VALUE
----------- ------------------------------  -------------
            UTILITY ELECTRIC - 1.59%
     13,400 American Electric Power Co....  $     544,375
      9,400 Dominion Resources Inc........        354,850
     24,100 FPL Group Inc.................      1,042,325
     17,000 Ohio Edison Co................        329,375
     28,800 Pacific Gas & Electric........        626,400
     13,100 Public Service Enterprise
             Corp.........................        350,425
     26,800 Texas Utilities Co............      1,061,950
                                            -------------
                                                4,309,700
                                            -------------
            UTILITY GAS, NATURAL GAS -
             0.72%
     36,400 Consolidated Natural Gas
             Co...........................      1,951,950
                                            -------------
            UTILITY TELEPHONE - 2.72%
     29,400 AT&T Corp.....................      1,536,150
      7,800 Ameritech Corp................        410,475
      6,100 Bell Atlantic Corp............        365,238
     14,100 BellSouth Corp................        521,700
     32,700 Frontier Corp.................        870,638
     64,500 GTE Corp......................      2,483,250
      6,100 NYNEX Corp....................        265,350
      8,600 SBC Communications Inc........        413,875
     12,400 Sprint Corp...................        482,050
                                            -------------
                                                7,348,726
                                            -------------
TOTAL COMMON STOCKS (Cost $121,140,900)...  $ 137,441,896
                                            -------------
PRINCIPAL
AMOUNT
-----------

            CORPORATE DEBT NON-CONVERTIBLE
             - 2.75%
            BANKS - 0.38%
$   500,000 Bayerische L/B, 6.17%,
             2/1/06.......................        466,008
    100,000 Fleet/Norstar Financial Group,
             Inc. 7.65%, 3/1/97...........        100,691
    215,000 International Bank
             Reconstruction & Development,
             8.875%, 3/1/26...............        253,599
    215,000 Standard Credit Card Master
             Trust, 6.55%, 10/7/05........        206,932
                                            -------------
                                                1,027,230
                                            -------------
            FINANCIAL SERVICES - 0.54%
    300,000 Ford Motor Credit, 6.125%,
             11/8/00......................        293,808
    600,000 Great Western Financial Corp.,
             6.375%, 7/1/00...............        591,766
    195,000 KFW International Finance
             Inc., 8.20%, 6/1/06..........        208,244
    340,000 Paine Webber Group, Inc.,
             9.25%, 12/15/01..............        369,334
                                            -------------
                                                1,463,152
                                            -------------
            HOTEL/MOTEL - 0.16%
    435,000 Marriott International,
             7.875%, 4/15/05..............        444,580
                                            -------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                 SECURITY                 VALUE
----------- ------------------------------  -------------
            INDUSTRIAL - 1.16%
$   215,000 Auburn Hills Trust, 12.00%,
             5/1/20.......................  $     310,660
    475,000 Brunswick Corp., 8.125%,
             4/1/97.......................        480,162
     19,000 Celulosa y Arauco Constitucion
             S.A., 6.75%, 12/15/03........         18,185
    610,000 Celulosa y Arauco Constitucion
             S.A., 7.00%, 12/15/07........        576,931
    490,000 Laidlaw, Inc., 7.70%,
             8/15/02......................        503,332
    415,000 Mutual Life Ins. Co-NY,
             11.25%, 8/15/24 (c)..........        383,381
    450,000 News America Holdings, Inc.,
             7.75%, 2/1/24................        422,551
    460,000 News America Holdings, Inc.,
             7.43%, 10/1/26...............        458,717
                                            -------------
                                                3,153,919
                                            -------------
            OFFICE EQUIPMENT &
             COMPUTERS - 0.20%
    535,000 Texas Instruments Inc., 6.75%,
             7/15/99......................        537,405
                                            -------------
            OIL-DOMESTIC - 0.17%
    440,000 Occidental Petroleum Corp.,
             9.50%, 7/15/97...............        451,467
                                            -------------
            UTILITY-ELECTRIC - 0.07%
     35,000 Idaho Power Co., 8.00%,
             3/15/04......................         36,745
    140,000 Potomac Edison Co., 8.00%,
             6/1/24.......................        139,777
                                            -------------
                                                  176,522
                                            -------------
            UTILITY-GAS, NATURAL GAS -
             0.07%
    175,000 KN Energy, Inc., 9.625%,
             8/1/21.......................        193,203
                                            -------------
TOTAL CORPORATE DEBT NON-CONVERTIBLE
 (Cost $7,439,818)........................  $   7,447,478
                                            -------------
            CORPORATE DEBT CONVERTIBLE -
             FOREIGN - 0.08%
    220,000 Nordeutsche L/B Girozen,
             6.875%, 3/10/03 (Cost
             $211,708)....................  $     218,763
                                            -------------
            U.S. GOVERNMENT & AGENCY -
             6.03%
    479,740 FGHLMC, 6.50%, 4/1/11 (b).....        465,498
    906,444 FGHLMC, 6.50%, 1/1/26 (b).....        853,474
     47,135 FGHLMC, 6.50%, 4/1/26 (b).....         44,380
    541,934 FGHLMC, 6.50%, 5/1/26 (b).....        510,265
    335,000 FHLMC, 6.93%, 9/5/00 (b)......        332,767
    126,111 FHLMC, 9.50%, 2/1/25 (b)......        134,655
     96,994 FHLMC, 7.50%, 9/1/25 (b)......         96,092
    257,690 FNMA, 6.00%, 1/1/01 (b).......        252,634
    325,000 FNMA, 8.625%, 11/10/04 (b)....        338,845
    499,438 FNMA, 7.00%, 9/1/07 (b).......        494,131
    396,936 FNMA, 6.50%, 9/1/08 (b).......        384,904
    376,231 FNMA, 6.00%, 1/1/09 (b).......        361,769
     17,507 FNMA, 6.00%, 1/1/09 (b).......         16,610
    185,824 FNMA, 6.00%, 1/1/09 (b).......        176,301
    294,041 FNMA, 8.00%, 4/1/10 (b).......        300,633
    647,843 FNMA, 7.00%, 8/1/10 (b).......        642,259
  1,454,162 FNMA, 6.50%, 3/1/11 (b).......      1,410,084
    400,000 FNMA TBA, 7.00%, 9/1/21 (b)...        386,375
    416,948 FNMA, 6.50%, 10/1/23 (b)......        392,061
  1,104,487 FNMA, 8.00%, 5/1/25 (b).......      1,115,877
    935,043 FNMA, 8.00%, 7/1/25 (b).......        944,964
PRINCIPAL
AMOUNT                 SECURITY                 VALUE
----------- ------------------------------  -------------
$   415,458 FNMA, 8.00%, 11/1/25 (b)......  $     419,742
    403,434 FNMA, 8.00%, 5/1/26 (b).......        407,595
    382,278 FNMA, 8.00%, 6/1/26 (b).......        386,221
    296,200 FNMA, 8.00%, 7/1/26 (b).......        299,254
  1,299,716 FNMA, 8.00%, 7/1/26 (b).......      1,313,120
    530,255 FNMA, 8.00%, 8/1/26 (b).......        535,724
    494,613 FNMA, 8.00%, 8/1/26 (b).......        499,713
    400,000 FNMA ARM TBA, 6.058%, 10/1/26
             (b)..........................        395,500
    307,300 GNMA, 7.00%, 9/15/23 (b)......        296,257
    719,728 GNMA, 8.50%, 10/20/24 (b).....        736,821
    408,318 GNMA, 8.00%, 7/15/25 (b)......        412,912
    985,792 GNMA 7.00%, 3/15/26 (b).......        950,366
                                            -------------
TOTAL U.S. GOVERNMENT & AGENCY
 (Cost $16,348,945).......................  $  16,307,803
                                            -------------
            FOREIGN DEBT - 0.64%
            GOVERNMENT - 0.60%
     95,000 New Zealand Government,
             10.625%, 11/15/05............        118,125
    265,000 New Zealand Government 8.75%,
             12/15/06.....................        298,156
    520,000 Poland Discount Bond..........        496,600
    400,000 Province of Quebec, 7.22%,
             7/22/36......................        409,014
    310,000 Quebec Province, 7.125%,
             2/9/24.......................        284,785
                                            -------------
                                                1,606,680
                                            -------------
            INDUSTRIAL - 0.04%
    125,000 Manitoba, 6.125%, 1/19/04.....        119,079
                                            -------------
TOTAL FOREIGN DEBT (Cost $1,717,622)......  $   1,725,759
                                            -------------
            U.S. TREASURY
             SECURITIES - 7.42%
  3,920,000 U.S. Treasury Notes, 6.25%,
             6/30/98......................      3,931,627
  6,020,000 U.S. Treasury Notes, 6.375%,
             5/15/99......................      6,038,820
  2,335,000 U.S. Treasury Notes, 6.625%,
             6/30/01......................      2,349,950
  1,530,000 U.S. Treasury Bonds, 6.375%,
             9/30/01......................      1,524,627
  2,360,000 U.S. Treasury Bonds, 6.875%,
             5/15/06......................      2,388,025
  2,755,000 U.S. Treasury Bonds, 7.25%,
             8/15/22......................      2,810,960
  1,187,000 U.S. Treasury Bonds, 6.00%,
             2/15/26......................      1,044,188
                                            -------------
TOTAL U.S. TREASURY SECURITIES
 (Cost $20,009,619).......................  $  20,088,197
                                            -------------
            SHORT TERM
             INSTRUMENTS - 31.14%
            U.S. TREASURY BILLS - 15.26%
 40,000,000 5.03%, 10/17/96...............     39,907,911
     60,000 5.08%, 11/07/96...............         59,695
    310,000 5.14%, 11/07/96...............        308,407
     30,000 5.00%, 12/05/96...............         29,734
  1,015,000 5.27%, 12/19/96...............      1,004,197
                                            -------------
                                               41,309,944
                                            -------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                 SECURITY                 VALUE
----------- ------------------------------  -------------
            REPURCHASE AGREEMENT - 15.88%
$42,967,676 Sanwa Bank, Dated 9/30/96
             5.55% principal and interest
             in the amount of $42,974,300
             due 10/1/96, (collateralized
             by U.S. Treasury Notes, par
             value of $630,000; 8.25% due
             7/15/98, value of $652,838,
             U.S. Treasury Bonds, par
             value $34,286,000 10.75% due
             5/15/03, value of
             $41,807,663).................  $  42,967,676
                                            -------------
TOTAL SHORT TERM INSTRUMENTS (Cost
$84,277,058)..............................  $  84,277,620
                                            -------------
TOTAL INVESTMENTS (Cost $251,145,670)
98.84%....................................  $ 267,507,516
Other Assets Less Liabilities - 1.16%.....      3,147,311
                                            -------------
NET ASSETS - 100.00%......................  $ 270,654,827
                                            -------------
                                            -------------

------------------
(a) Non-Income Producing Securities

(b) The following abbreviations are used in the portfolio description.

ARM   - Adjustable-Rate Mortgage
FGHLMC - Federal Gold Home Loan Mortgage Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA   - To be announced

(c)Securities  exempt from registration under Rule 144A of the Securities Act of
   1933.  These  securities   may  be   resold  in   transactions  exempt   from
   registration, normally to qualified institutional buyers.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO II

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                  SECURITY                VALUE
------------ ------------------------------  ------------

             COMMON STOCKS - 33.44%
             AEROSPACE - 0.45%
       1,400 Boeing Co.....................  $    132,300
       1,000 United Technologies Corp......       120,125
                                             ------------
                                                  252,425
                                             ------------
             AIRLINES - 0.30%
       1,500 AMR Corp. (a).................       119,438
         700 Delta Air Lines, Inc..........        50,400
                                             ------------
                                                  169,838
                                             ------------
             AUTO RELATED - 0.80%
       3,000 Chrysler Corp.................        85,875
       5,700 Dana Corp.....................       172,425
       4,000 General Motors Corp...........       192,000
                                             ------------
                                                  450,300
                                             ------------
             BANKS - 2.45%
       5,900 BankAmerica Corp..............       484,537
       7,260 Bank of Boston Corp...........       420,173
       5,000 Chase Manhattan Corporation...       400,625
         800 Citicorp......................        72,500
                                             ------------
                                                1,377,835
                                             ------------
             BEVERAGES - 1.24%
       4,000 Coca-Cola Co..................       203,500
       1,000 Coca-Cola Enterprises, Inc....        45,250
      13,800 PepsiCo Inc...................       389,850
       1,500 Seagram, Co. Ltd..............        56,063
                                             ------------
                                                  694,663
                                             ------------
             CHEMICALS & TOXIC WASTE -
              1.68%
       1,000 Air Products & Chemical
              Corp.........................        58,250
       3,300 Du Pont (E.I.) de Nemours &
              Co...........................       291,225
      14,500 Monsanto Co...................       529,250
       1,100 Sigma-Aldrich.................        62,700
                                             ------------
                                                  941,425
                                             ------------
             COMPUTER SERVICES - 0.87%
       2,300 3Com Corp (a).................       138,144
       5,600 Cisco Systems, Inc. (a).......       347,550
                                             ------------
                                                  485,694
                                             ------------
             COMPUTER SOFTWARE - 1.11%
         600 BMC Software Inc. (a).........        47,700
       5,400 Computer Associates
              International Inc............       322,650
       3,100 Informix Corp. (a)............        86,413
       3,850 Oracle Corp. (a)..............       163,866
                                             ------------
                                                  620,629
                                             ------------
             DATA PROCESSING SERVICES -
              0.47%
       2,200 First Data Corp...............       179,575
       5,600 Medaphis Corp. (a)............        84,000
                                             ------------
                                                  263,575
                                             ------------
             DIVERSIFIED - 1.13%
       6,200 AlliedSignal Inc..............       408,425
       1,500 Supervalu, Inc................        41,250
       2,200 Textron, Inc..................       187,000
                                             ------------
                                                  636,675
                                             ------------
             DRUGS - 1.65%
       6,300 Merck & Co....................       443,362
       6,100 Pfizer, Inc...................       482,663
                                             ------------
                                                  926,025
                                             ------------

SHARES                  SECURITY                VALUE
------------ ------------------------------  ------------
             ELECTRICAL EQUIPMENT - 1.12%
       1,300 Emerson Electric Co...........  $    117,162
       5,000 General Electric Co...........       455,000
         700 General Signal Corp...........        30,800
         400 Grainger (W.W.) Inc...........        28,100
                                             ------------
                                                  631,062
                                             ------------
             ELECTRONICS - 0.67%
       1,700 Altera Corp. (a)..............        86,063
       1,600 Intel Corp....................       152,700
       6,200 KLA Instruments Corp. (a).....       139,500
                                             ------------
                                                  378,263
                                             ------------
             ENTERTAINMENT - 0.22%
       1,978 Disney (Walt) Co..............       125,356
                                             ------------
             FINANCIAL SERVICES - 1.25%
       3,200 Associates First Capital
              Corporation..................       131,200
       2,000 Federal Home Loan Mortgage....       195,750
       4,150 MBNA Corp.....................       144,212
         900 Merrill Lynch & Co. Inc.......        59,062
       3,450 Travelers Group Inc...........       169,481
                                             ------------
                                                  699,705
                                             ------------
             FOODS - 1.05%
       4,800 CPC International, Inc........       359,400
       6,400 Sara Lee Corp.................       228,800
                                             ------------
                                                  588,200
                                             ------------
             HEALTHCARE - 0.08%
         900 Abbott Laboratories...........        44,325
                                             ------------
             HOSPITAL SUPPLIES/SERVICES -
              1.75%
       2,700 Baxter International Inc......       126,225
      10,400 Johnson & Johnson.............       533,000
       1,900 PacifiCare Health Systems, Cl.
              B (a)........................       164,350
       3,800 US Surgical Corp..............       161,500
                                             ------------
                                                  985,075
                                             ------------
             HOTEL/MOTEL - 0.46%
       4,700 Marriott International Inc....       259,088
                                             ------------
             HOUSEHOLD PRODUCTS - 0.98%
       1,200 Clorox Co.....................       115,050
       4,000 Procter & Gamble Co...........       390,000
         900 Tupperware Corporation........        44,100
                                             ------------
                                                  549,150
                                             ------------
             INSURANCE - 0.96%
       3,100 American International Group
              Inc..........................       312,325
       1,600 General Re Corp...............       226,800
                                             ------------
                                                  539,125
                                             ------------
             METALS - 0.25%
       2,200 Alcan Aluminium Ltd...........        66,000
       2,300 Freeport-McMoRan Copper & Gold
              Cl. B........................        71,875
                                             ------------
                                                  137,875
                                             ------------
             OFFICE EQUIPMENT &
              COMPUTERS - 0.75%
       3,200 Hewlett-Packard Co............       156,000
       1,400 International Business
              Machines Corp................       174,300
       1,700 Xerox Corp....................        91,163
                                             ------------
                                                  421,463
                                             ------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO II

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                  SECURITY                VALUE
------------ ------------------------------  ------------
             OIL-DOMESTIC - 0.89%
         300 Atlantic Richfield Co.........  $     38,250
       3,000 ENSCO International, Inc.
              (a)..........................        97,500
       1,200 Louisiana Land & Exploration
              Co...........................        63,150
       1,500 Phillips Petroleum Co.........        64,125
       6,600 Unocal Corp...................       237,600
                                             ------------
                                                  500,625
                                             ------------
             OIL EQUIPMENT & SERVICES -
              0.44%
       2,700 Apache Corp...................        80,325
       1,500 Schlumberger Ltd..............       126,750
         700 Western Atlas, Inc. (a).......        43,575
                                             ------------
                                                  250,650
                                             ------------
             OIL-INTERNATIONAL - 1.92%
         900 Amoco Corp....................        63,450
       1,300 Chevron Corp..................        81,412
       2,300 Exxon Corp....................       191,475
         800 Mobil Corp....................        92,600
       1,800 Royal Dutch Petroleum Co......       281,025
       4,000 Texaco Inc....................       368,000
                                             ------------
                                                1,077,962
                                             ------------
             PAPER AND FOREST PRODUCTS -
              0.50%
       3,200 Champion International
              Corp.........................       146,800
       3,100 International Paper Co........       131,750
                                             ------------
                                                  278,550
                                             ------------
             PHARMACEUTICALS - 0.18%
       2,400 Pharmacia & Upjohn Inc........        99,000
                                             ------------
             PRINTING & PUBLISHING - 0.36%
       4,800 McGraw-Hill Companies Inc.....       204,600
                                             ------------
             RAILROADS - 0.48%
       3,200 Burlington Northern Santa
              Fe...........................       270,000
                                             ------------
             RETAIL - 1.93%
       3,400 Gap Inc.......................        98,175
       4,600 Lowe's Cos. Inc...............       188,025
       1,200 Oakley, Inc. (a)..............        51,000
       7,400 Staples, Inc. (a).............       164,187
       2,900 Tiffany & Company.............       116,000
       8,600 Wal-Mart Stores Inc...........       226,825
       4,000 Dollar General Corp...........       124,500
       2,100 Nine West Group, Inc. (a).....       113,925
                                             ------------
                                                1,082,637
                                             ------------
             TELECOMMUNICATIONS - 1.31%
       6,400 Comcast, Cl. A................        98,400
       3,600 DSC Communications Corp.
              (a)..........................        90,000
       6,200 MCI Communications Corp.......       158,875
       3,800 Motorola, Inc.................       196,175
       3,000 Newbridge Networks Corp.
              (a)..........................       191,250
                                             ------------
                                                  734,700
                                             ------------
             TOBACCO - 0.42%
       2,600 Philip Morris Cos. Inc........       233,350
                                             ------------
             UTILITY-ELECTRIC - 1.05%
       1,800 American Electric Power Co....        73,125
       1,300 Dominion Resources Inc........        49,075
       3,300 FPL Group Inc.................       142,725
       2,300 Ohio Edison Co................        44,562
       3,900 Pacific Gas & Electric........        84,825
       1,800 Public Service Enterprise
              Corp.........................        48,150
       3,700 Texas Utilities Co............       146,612
                                             ------------
                                                  589,074
                                             ------------
SHARES                  SECURITY                VALUE
------------ ------------------------------  ------------
             UTILITY-GAS, NATURAL GAS -
              0.48%
       5,000 Consolidated Natural Gas
              Co...........................  $    268,125
                                             ------------
             UTILITY-TELEPHONE - 1.79%
       4,000 AT&T Corp.....................       209,000
       1,100 Ameritech Corp................        57,887
         800 Bell Atlantic Corp............        47,900
       1,900 BellSouth Corp................        70,300
       4,500 Frontier Corp.................       119,812
       8,800 GTE Corp......................       338,800
         800 NYNEX Corp....................        34,800
       1,200 SBC Communications Inc........        57,750
       1,700 Sprint Corp...................        66,088
                                             ------------
                                                1,002,337
                                             ------------
TOTAL COMMON STOCKS (Cost $16,508,271).....  $ 18,769,381
                                             ------------
PRINCIPAL
AMOUNT
------------

             CORPORATE DEBT NON-CONVERTIBLE
              - 4.17%
             BANKS - 0.71%
$    187,000 Bayerische Landesbank, 6.17%,
              2/1/06.......................  $    174,287
      50,000 Fleet/Norstar Financial Group,
              Inc., 7.65%, 3/1/97..........        50,346
      40,000 International Bank
              Reconstruction & Development,
              8.875%, 3/1/26...............        47,181
     130,000 Standard Credit Card Master
              Trust, 6.55%, 10/7/05........       125,123
                                             ------------
                                                  396,937
                                             ------------
             FINANCIAL SERVICES - 0.63%
      90,000 Ford Motor Credit, 6.125%,
              11/8/00......................        88,142
      85,000 GMAC, 8.625%, 1/18/01.........        90,420
      55,000 KFW International Finance,
              Inc., 8.20%, 6/1/06..........        58,736
     110,000 Paine Webber Group, Inc.,
              9.25%, 12/15/01..............       119,490
                                             ------------
                                                  356,788
                                             ------------
             HOSPITAL SUPPLIES &
              HEALTHCARE - 0.17%
      95,000 Columbia/HCA Healthcare,
              6.91%, 6/15/05...............        93,339
                                             ------------
             HOTEL/MOTEL - 0.24%
     130,000 Marriot International, 7.875%,
              4/15/05......................       132,863
                                             ------------
             INDUSTRIAL - 1.50%
     135,000 Auburn Hills Trust, 12.00%,
              5/1/20.......................       195,065
      26,000 Celulosa y Arauco, 6.75%,
              12/15/03.....................        24,885
     170,000 Celulosa y Arauco, 7.00%,
              12/15/07.....................       160,784
     165,000 Laidlaw, Inc., 7.70%,
              8/15/02......................       169,489
     175,000 News America Holdings, Inc.,
              7.43%, 10/1/26...............       174,513
     125,000 News America Holdings, Inc.,
              7.75%, 2/1/24................       117,375
                                             ------------
                                                  842,111
                                             ------------
             OFFICE EQUIPMENT &
              COMPUTERS - 0.36%
     200,000 Texas Instruments Inc., 6.75%,
              7/15/99......................       200,899
                                             ------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO II

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                  SECURITY                VALUE
------------ ------------------------------  ------------
             OIL-DOMESTIC - 0.22%
$    120,000 Occidental Petroleum Corp.,
              9.50%, 7/15/97...............  $    123,128
                                             ------------
             UTILITY-ELECTRIC - 0.19%
      45,000 Idaho Power Co., 8.00%,
              3/15/04......................        47,244
      60,000 Potomac Edison Co., 8.00%,
              6/1/24.......................        59,904
                                             ------------
                                                  107,148
                                             ------------
             UTILITY-GAS, NATURAL GAS -
              0.15%
      75,000 KN Energy, Inc., 9.625%,
              8/1/21.......................        82,801
                                             ------------
TOTAL CORPORATE DEBT NON-CONVERTIBLE
 (Cost $2,340,047).........................  $  2,336,014
                                             ------------
             CORPORATE DEBT CONVERTIBLE -
              FOREIGN - 0.20%
     115,000 Norddeutche Landesbank,
              6.875%, 3/10/03 (Cost
              $110,666)....................  $    114,353
                                             ------------
             U.S. GOVERNMENT &
              AGENCY - 11.31%
     394,737 FGHLMC, 6.50%, 8/1/11 (b).....       383,266
     499,543 FGHLMC, 6.50%, 5/1/26 (b).....       470,351
     100,000 FHLMC, 6.93%, 9/5/00 (b)......        99,333
     325,640 FHLMC, 9.50%, 2/1/25 (b)......       347,703
      23,267 FHLMC 7.50%, 9/1/25 (b).......        23,050
     289,409 FNMA, 6.00%, 1/1/01 (b).......       282,119
     140,000 FNMA, 8.625%, 11/10/04 (b)....       145,964
     245,836 FNMA, 7.50%, 7/1/11 (b).......       247,603
     201,716 FNMA, 8.00%, 5/1/26 (b).......       203,797
     702,873 FNMA, 8.00%, 7/1/26 (b).......       710,123
     247,409 FNMA, 8.00%, 7/1/26 (b).......       249,961
     399,434 FNMA, 8.00%, 7/1/26 (b).......       403,553
     227,170 FNMA, 8.00%, 8/1/26 (b).......       229,512
     197,845 FNMA, 8.00%, 8/1/26 (b).......       199,885
     100,000 FNMA ARM, 6.058%, 10/1/26
              (b)..........................        98,875
     643,849 GNMA, 6.50%, 9/15/23 (b)......       602,400
     947,849 GNMA, 8.00%, 7/15/25 (b)......       958,512
     659,709 GNMA, 9.00%, 10/15/25 (b).....       692,694
                                             ------------
       TOTAL U.S. GOVERNMENT & AGENCY (Cost
                                $6,382,432)  $  6,348,701
                                             ------------
             FOREIGN DEBT - 1.16%
             GOVERNMENT - 0.95%
      65,000 New Zealand Government,
              10.625%, 11/15/05............        80,823
      45,000 New Zealand Government 8.75%,
              12/15/06.....................        50,630
     140,000 Poland Discount Bond, 6.437%,
              10/27/24.....................       133,700
     155,000 Province of Quebec, 7.22%,
              7/22/36......................       158,493
     120,000 Quebec Province, 7.125%,
              2/9/24.......................       110,239
                                             ------------
                                                  533,885
                                             ------------
PRINCIPAL
AMOUNT                  SECURITY                VALUE
------------ ------------------------------  ------------

             INDUSTRIAL - 0.21%
$    125,000 Manitoba, 6.125%, 1/19/04       $    119,079
                                             ------------
TOTAL FOREIGN DEBT (Cost $648,096).........  $    652,964
                                             ------------
             U.S. TREASURY SECURITIES -
              13.33%
     380,000 U.S. Treasury Bonds 6.375%,
              9/30/01......................       378,666
     860,000 U.S. Treasury Bonds 6.875%,
              5/15/06......................       870,213
   1,245,000 U.S. Treasury Bonds 7.25%,
              8/15/22......................     1,270,288
     398,000 U.S. Treasury Bonds 6.00%,
              2/15/26......................       350,115
     530,000 U.S. Treasury Notes 6.25%,
              6/30/98......................       531,571
     470,000 U.S. Treasury Notes 6.00%,
              8/31/98......................       470,219
      50,000 U.S. Treasury Notes 6.00%,
              9/30/98......................        49,910
   2,150,000 U.S. Treasury Notes 6.375%,
              5/15/99......................     2,156,721
     440,000 U.S. Treasury Notes 6.00%,
              8/15/99......................       436,941
     965,000 U.S. Treasury Notes 6.625%,
              6/30/01......................       971,178
                                             ------------
TOTAL TREASURY SECURITIES
 (Cost $7,456,267).........................  $  7,485,822
                                             ------------
             SHORT-TERM
              INSTRUMENTS - 35.28%
             U.S. TREASURY BILLS - 20.02%
  11,000,000 5.03%, 10/17/96...............    10,974,676
      95,000 5.08%, 11/7/96................        94,510
      10,000 5.00%, 12/5/96................         9,911
     160,000 5.27%, 12/19/96...............       158,297
                                             ------------
                                               11,237,394
                                             ------------
             REPURHASE AGREEMENT - 15.26%
   8,567,498 Sanwa Bank, Dated 9/30/96
              5.55% principal and interest
              in the amount of 8,568,819
              due 10/1/96, (collateralized
              by U.S. Treasury Notes, par
              value $859,000, 7.88% due
              4/15/98 value of $882,356 and
              U.S. Treasury Notes
              $7,885,000, 5.13% due 2/28/98
              value of $7,793,849).........     8,567,498
                                             ------------
TOTAL SHORT-TERM INSTRUMENTS (Cost
$19,804,802)...............................  $ 19,804,892
                                             ------------
TOTAL INVESTMENTS (Cost $53,250,581)
98.89%.....................................  $ 55,512,127
                                             ------------
Other Assets Less Liabilities 1.11%........       625,730
                                             ------------
NET ASSETS - 100.00%.......................  $ 56,137,857
                                             ------------
                                             ------------

------------------
(a) Non-Income Producing Securities

(b) The following abbreviations are used in the portfolio description.

ARM   - Adjustable-Rate Mortgage
FGHLMC - Federal Gold Home Loan Mortgage Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
GNMA - Governmnent National Mortgage Association

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT III PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                 SECURITY                VALUE
----------- ------------------------------  ------------

            COMMON STOCKS - 17.28%
            AEROSPACE - 0.24%
        400 Boeing Co.....................  $     37,800
        300 United Technologies Corp......        36,037
                                            ------------
                                                  73,837
                                            ------------
            AIRLINES - 0.15%
        400 AMR Corp. (a).................        31,850
        200 Delta Air Lines Inc...........        14,400
                                            ------------
                                                  46,250
                                            ------------
            AUTO RELATED - 0.40%
        800 Chrysler Corp.................        22,900
      1,600 Dana Corp.....................        48,400
      1,100 General Motors Corp...........        52,800
                                            ------------
                                                 124,100
                                            ------------
            BANKS - 1.28%
      1,700 BankAmerica Corp..............       139,612
      1,980 Bank of Boston Corp...........       114,593
      1,400 Chase Manhattan Corporation...       112,175
        300 Citicorp......................        27,188
                                            ------------
                                                 393,568
                                            ------------
            BEVERAGES - 0.64%
      1,100 Coca-Cola Co..................        55,962
        300 Coca-Cola Enterprises, Inc....        13,575
      4,000 PepsiCo Inc...................       113,000
        400 Seagram, Co. Ltd..............        14,950
                                            ------------
                                                 197,487
                                            ------------
            CHEMICALS & TOXIC WASTE -
             0.84%
        300 Air Products & Chemical
             Corp.........................        17,475
        900 Du Pont (E.I.) de Nemours &
             Co...........................        79,425
      4,000 Monsanto Co...................       146,000
        300 Sigma-Aldrich.................        17,100
                                            ------------
                                                 260,000
                                            ------------
            COMPUTER SERVICES - 0.44%
        600 3Com Corp (a).................        36,038
      1,600 Cisco Systems Inc. (a)........        99,300
                                            ------------
                                                 135,338
                                            ------------
            COMPUTER SOFTWARE - 0.59%
        200 BMC Software Inc. (a).........        15,900
      1,500 Computer Associates
             International Inc............        89,625
        900 Informix Corp. (a)............        25,087
      1,200 Oracle Corp. (a)..............        51,075
                                            ------------
                                                 181,687
                                            ------------
            DATA PROCESSING SERVICES -
             0.24%
        600 First Data Corp...............        48,975
      1,600 Medaphis Corp. (a)............        24,000
                                            ------------
                                                  72,975
                                            ------------
            DIVERSIFIED - 0.59%
      1,800 AlliedSignal Inc..............       118,575
        400 Supervalu Inc.................        11,000
        600 Textron, Inc..................        51,000
                                            ------------
                                                 180,575
                                            ------------

SHARES                 SECURITY                VALUE
----------- ------------------------------  ------------
            DRUGS - 0.85%
      1,800 Merck & Co....................  $    126,675
      1,700 Pfizer Inc....................       134,512
                                            ------------
                                                 261,187
                                            ------------
            ELECTRICAL EQUIPMENT - 0.58%
        400 Emerson Electric Co...........        36,050
      1,400 General Electric Co...........       127,400
        200 General Signal Corp...........         8,800
        100 Grainger (W.W.) Inc...........         7,025
                                            ------------
                                                 179,275
                                            ------------
            ELECTRONICS - 0.37%
        500 Altera Corp. (a)..............        25,312
        500 Intel Corp....................        47,719
      1,800 KLA Instruments Corp. (a).....        40,500
                                            ------------
                                                 113,531
                                            ------------
            ENTERTAINMENT - 0.11%
        524 Disney (Walt) Co..............        33,209
                                            ------------
            FINANCIAL SERVICES - 0.65%
        900 Associates First Capital
             Corporation..................        36,900
        600 Federal Home Loan Mortgage
             Corp.........................        58,725
      1,150 MBNA Corp.....................        39,962
        200 Merrill Lynch & Co. Inc.......        13,125
      1,050 Travelers Group Inc...........        51,581
                                            ------------
                                                 200,293
                                            ------------
            FOODS - 0.55%
      1,400 CPC International Inc.........       104,825
      1,800 Sara Lee Corp.................        64,350
                                            ------------
                                                 169,175
                                            ------------
            HEALTHCARE - 0.05%
        300 Abbott Laboratories...........        14,775
                                            ------------
            HOSPITAL SUPPLIES/SERVICES -
             0.91%
        800 Baxter International Inc......        37,400
      3,000 Johnson & Johnson.............       153,750
        500 PacifiCare Health Systems, Cl.
             B (a)........................        43,250
      1,100 US Surgical Corp..............        46,750
                                            ------------
                                                 281,150
                                            ------------
            HOTEL/MOTEL - 0.23%
      1,300 Marriott International Inc....        71,663
                                            ------------
            HOUSEHOLD PRODUCTS - 0.49%
        300 Clorox Co.....................        28,762
      1,100 Procter & Gamble Co...........       107,250
        300 Tupperware Corporation........        14,700
                                            ------------
                                                 150,712
                                            ------------
            INSURANCE - 0.48%
        900 American International Group
             Inc..........................        90,675
        400 General Re Corp...............        56,700
                                            ------------
                                                 147,375
                                            ------------
            METALS - 0.13%
        600 Alcan Aluminium Ltd...........        18,000
        700 Freeport-McMoRan Copper & Cl.
             Gold
             B............................        21,875
                                            ------------
                                                  39,875
                                            ------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT III PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                 SECURITY                VALUE
----------- ------------------------------  ------------
            OFFICE EQUIPMENT &
             COMPUTERS - 0.38%
        800 Hewlett-Packard Co............  $     39,000
        400 International Business
             Machines Corp................        49,800
        500 Xerox Corp....................        26,812
                                            ------------
                                                 115,612
                                            ------------
            OIL-DOMESTIC - 0.45%
        100 Atlantic Richfield Co.........        12,750
        800 ENSCO International, Inc.
             (a)..........................        26,000
        300 Louisiana Land & Exploration
             Co...........................        15,787
        400 Phillips Petroleum Co.........        17,100
      1,900 Unocal Corp...................        68,400
                                            ------------
                                                 140,037
                                            ------------
            OIL EQUIPMENT & SERVICES -
             0.25%
        800 Apache Corp...................        23,800
        500 Schlumberger Ltd..............        42,250
        200 Western Atlas, Inc. (a).......        12,450
                                            ------------
                                                  78,500
                                            ------------
            OIL-INTERNATIONAL - 0.97%
        300 Amoco Corp....................        21,150
        400 Chevron Corp..................        25,050
        600 Exxon Corp....................        49,950
        200 Mobil Corp....................        23,150
        500 Royal Dutch Petroleum Co......        78,062
      1,100 Texaco Inc....................       101,200
                                            ------------
                                                 298,562
                                            ------------
            PAPER & FOREST PRODUCTS -
             0.26%
        900 Champion International
             Corp.........................        41,288
        900 International Paper Co........        38,250
                                            ------------
                                                  79,538
                                            ------------
            PHARMACEUTICALS - 0.09%
        700 Pharmacia & Upjohn Inc........        28,875
                                            ------------
            PRINTING & PUBLISHING - 0.17%
      1,200 McGraw-Hill Companies Inc.....        51,150
                                            ------------
            RAILROADS - 0.25%
        900 Burlington Northern Santa
             Fe...........................        75,938
                                            ------------
            RETAIL - 0.99%
      1,100 Dollar General Corp...........        34,238
      1,000 Gap Inc.......................        28,875
      1,300 Lowe's Cos. Inc...............        53,138
        600 Nine West Group, Inc. (a).....        32,550
        300 Oakley, Inc. (a)..............        12,750
      2,100 Staples, Inc. (a).............        46,594
        800 Tiffany & Company.............        32,000
      2,400 Wal-Mart Stores Inc...........        63,300
                                            ------------
                                                 303,445
                                            ------------
            TELECOMMUNICATIONS - .69%
      1,800 Comcast, Cl. A................        27,675
      1,000 DSC Communications Corp.
             (a)..........................        25,000
      1,800 MCI Communications Corp.......        46,125
      1,100 Motorola, Inc.................        56,787
        900 Newbridge Networks Corp.
             (a)..........................        57,375
                                            ------------
                                                 212,962
                                            ------------
SHARES                 SECURITY                VALUE
----------- ------------------------------  ------------
            TOBACCO - 0.20%
        700 Philip Morris Cos. Inc........  $     62,825
                                            ------------
            UTILITY-ELECTRIC - 0.55%
        600 American Electric Power Co....        24,375
        400 Dominion Resources Inc........        15,100
        900 FPL Group Inc.................        38,925
        700 Ohio Edison Co................        13,563
      1,100 Pacific Gas & Electric........        23,925
        500 Public Service Enterprise
             Corp.........................        13,375
      1,000 Texas Utilities Co............        39,625
                                            ------------
                                                 168,888
                                            ------------
            UTILITY-GAS, NATURAL GAS -
             0.24%
      1,400 Consolidated Natural Gas
             Co...........................        75,075
                                            ------------
            UTILITY-TELEPHONE - 0.98%
      1,200 AT&T Corp.....................        62,700
        300 Ameritech Corp................        15,788
        300 Bell Atlantic Corp............        17,963
        600 BellSouth Corp................        22,200
      1,300 Frontier Corp.................        34,612
      2,500 GTE Corp......................        96,250
        300 NYNEX Corp....................        13,050
        400 SBC Communications Inc........        19,250
        500 Sprint Corp...................        19,437
                                            ------------
                                                 301,250
                                            ------------

TOTAL COMMON STOCKS (Cost $4,514,391).....  $  5,320,694
                                            ------------
PRINCIPAL
AMOUNT
-----------

            CORPORATE DEBENTURES - 5.34%
            BANKS - 0.90%
$   138,000 Bayerische Landesbank, 6.17%,
             2/1/06.......................  $    128,618
     60,000 Fleet/Norstar Financial Group,
             Inc., 7.65%, 3/1/97..........        60,415
     25,000 International Bank
             Reconstruction & Development,
             8.875%, 3/1/26...............        29,488
     60,000 Standard Credit Card Master
             Trust, 6.55%, 10/7/05........        57,749
                                            ------------
                                                 276,270
                                            ------------
            FINANCIAL SERVICES - 0.72%
     70,000 KFW International Finance,
             Inc., 8.20%, 6/1/06..........        74,754
    135,000 Paine Webber Group, Inc.,
             9.25%, 12/15/01..............       146,647
                                            ------------
                                                 221,401
                                            ------------
            HOTEL/MOTEL - 0.33%
    100,000 Marriott International,
             7.875%, 4/15/05..............       102,202
                                            ------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT III PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                 SECURITY                VALUE
----------- ------------------------------  ------------
            INDUSTRIAL - 2.15%
$    55,000 Auburn Hills Trust, 12.00%,
             5/1/20.......................  $     79,471
     17,000 Celulosa y Arauco, 6.75%,
             12/15/03.....................        16,271
    130,000 Celulosa y Arauco, 7.00%,
             12/15/07.....................       122,953
    190,000 Laidlaw, Inc., 7.70%,
             8/15/02......................       195,170
    125,000 News America Holdings, Inc.,
             7.43%, 10/1/26...............       124,651
    130,000 News America Holdings, Inc.,
             7.75%, 2/1/24................       122,070
                                            ------------
                                                 660,586
                                            ------------
            OFFICE EQUIPMENT &
             COMPUTERS - 0.47%
    145,000 Texas Instruments, Inc.,
             6.75%, 7/15/99...............       145,652
                                            ------------
            UTILITY-ELECTRIC - 0.41%
     50,000 Idaho Power Co., 8.00%,
             3/15/04......................        52,492
     75,000 Potomac Edison Co., 8.00%,
             6/1/24.......................        74,880
                                            ------------
                                                 127,372
                                            ------------
            UTILITY-GAS, NATURAL GAS -
             0.36%
    100,000 KN Energy, 9.625%, 8/1/21.....       110,402
                                            ------------
TOTAL CORPORATE DEBENTURES (Cost
$1,642,468)...............................  $  1,643,885
                                            ------------
            CORPORATE DEBT CONVERTIBLE
             FOREIGN - 0.19%
     60,000 Norddeutsche Landesbank,
             6.875%, 3/10/03 (Cost
             $57,739).....................  $     59,662
                                            ------------
            U.S. GOVERNMENT &
             AGENCY - 15.95%
    394,737 FGHLMC, 6.50%, 8/1/11 (b).....       383,266
    253,407 FGHLMC, 9.50%, 2/1/25 (b).....       270,575
    399,160 FGHLMC, 6.50%, 4/1/26 (b).....       375,834
    170,000 FHLMC, 6.93%, 9/5/00 (b)......       168,867
    162,676 FHLMC, 7.50%, 9/1/25 (b)......       161,202
    356,445 FNMA, 6.00%, 1/1/01 (b).......       349,453
    180,000 FNMA, 8.625%, 11/10/04 (b)....       187,668
    239,336 FNMA, 8.00%, 4/1/10 (b).......       244,702
    491,798 FNMA, 7.50%, 7/1/11 (b).......       495,333
    723,755 FNMA, 8.00%, 8/1/25 (b).......       731,434
    100,858 FNMA, 8.00%, 5/1/26 (b).......       101,898
    395,347 FNMA, 8.00%, 7/1/26 (b).......       399,425
    477,670 FNMA, 8.00%, 7/1/26 (b).......       482,597
    197,845 FNMA, 8.00%, 8/1/26 (b).......       199,885
    100,000 FNMA, 6.058%, 10/1/26 (b).....        98,875
    275,935 GNMA, 6.50%, 9/15/23 (b)......       258,172
                                            ------------
TOTAL U.S. GOVERNMENT & AGENCY (Cost
$4,915,151)...............................  $  4,909,186
                                            ------------
PRINCIPAL
AMOUNT                 SECURITY                VALUE
----------- ------------------------------  ------------

            FOREIGN DEBT - 1.31%
            GOVERNMENT -     %
$    80,000 New Zealand Government,
             10.625%, 11/15/05............  $     99,475
    110,000 Poland Discount Bond, 6.437%,
             10/27/24.....................       105,050
    110,000 Province of Quebec, 7.22%,
             7/22/36......................       112,479
     95,000 Quebec Province, 7.125%,
             2/9/24.......................        87,272
                                            ------------

TOTAL FOREIGN DEBT (Cost $400,407)........  $    404,276
                                            ------------
            U.S. TREASURY SECURITIES -
             17.17%
    330,000 U.S. Treasury Bonds,
             6.375%,9/30/01...............       328,841
    870,000 U.S. Treasury Bonds,
             6.875%,5/15/06...............       880,331
    820,000 U.S. Treasury Bonds, 7.25%,
             8/15/22......................       836,656
    307,000 U.S. Treasury Bonds,
             6.00%,2/15/26................       270,064
    800,000 U.S. Treasury Notes,
             5.25%,12/31/97...............       793,749
     70,000 U.S. Treasury Notes,
             6.25%,6/30/98................        70,207
    110,000 U.S. Treasury Notes,
             6.00%,8/31/98................       110,051
    920,000 U.S. Treasury Notes,
             6.375%,5/15/99...............       922,876
    250,000 U.S. Treasury Notes,
             6.00%,8/15/99................       248,262
    820,000 U.S. Treasury Notes,
             6.625%,6/30/01...............       825,250
                                            ------------
TOTAL U.S. TREASURY SECURITIES
 (Cost $5,277,280)........................  $  5,286,287
                                            ------------
            SHORT TERM
             INSTRUMENTS - 41.93%
            U.S. TREASURY BILLS - 29.53%
  9,000,000 5.03%, 10/17/96...............     8,979,280
     10,000 5.00%, 12/05/96...............         9,911
    105,000 5.27%, 12/19/96...............       103,882
                                            ------------
                                               9,093,073
                                            ------------
            REPURCHASE AGREEMENT - 12.40%
  3,816,971 Sanwa Banks, Dated 9/30/96
             5.55% principal and interest
             in the amount of $3,817,559
             due 10/1/96 (collateralized
             by U.S. Treasury Notes, par
             value $3,874,000 5.25% due
             12/31/97 value of
             $4,638,945)..................     3,816,971
                                            ------------

TOTAL SHORT TERM INSTRUMENTS (Cost
$12,909,983)..............................  $ 12,910,044
                                            ------------

TOTAL INVESTMENTS (Cost $29,717,419)
99.17%....................................  $ 30,534,034
Other Assets Less Liabilities 0.83%.......       254,282
                                            ------------

NET ASSETS - 100.00%......................  $ 30,788,316
                                            ------------
                                            ------------

------------------
(a) Non-Income Producing Securities

(b) The following abbreviations are used in the portfolio description.

FGHLMC - Federal Gold Home Loan Mortgage Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
GNMA - Governmnent National Mortgage Association

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        ASSET
                                                        ASSET           ASSET        MANAGEMENT
                                                     MANAGEMENT     MANAGEMENT II        III
                                                    -------------   -------------   -------------
ASSETS
    Investments, at Value+........................  $267,507,516    $ 55,512,127    $ 30,534,034
    Cash++........................................     2,270,014         413,199         295,975
    Receivable for Securities Sold................     1,584,109         697,134         495,078
    Dividends and Interest Receivable.............       900,442         263,966         166,860
    Variation Margin Receivable...................       202,326          48,414          25,309
    Prepaid Expenses and Other....................           185              41              25
                                                    -------------   -------------   -------------
Total Assets......................................   272,464,592      56,934,881      31,517,281
                                                    -------------   -------------   -------------
LIABILITIES
    Due to Bankers Trust..........................       151,293          20,309           3,950
    Payable for Securities Purchased..............     1,643,309         763,922         713,922
    Accrued Expenses and Other....................        15,163          12,793          11,093
                                                    -------------   -------------   -------------
Total Liabilities.................................     1,809,765         797,024         728,965
                                                    -------------   -------------   -------------
NET ASSETS........................................  $270,654,827    $ 56,137,857    $ 30,788,316
                                                    -------------   -------------   -------------
                                                    -------------   -------------   -------------
COMPOSITION OF NET ASSETS
    Paid-in Capital...............................  $253,494,757    $ 53,755,918    $ 29,909,023
    Net Unrealized Appreciation on:
        Investment and Foreign Currency
          Transactions............................    16,338,891       2,257,348         811,117
        Futures Contracts.........................       821,179         124,591          68,176
                                                    -------------   -------------   -------------
NET ASSETS, SEPTEMBER 30, 1996....................  $270,654,827    $ 56,137,857    $ 30,788,316
                                                    -------------   -------------   -------------
                                                    -------------   -------------   -------------

------------------

 + Cost  of $251,145,670, $53,250,581,  and $29,717,419, respectively, including
   Repurchase Agreements amounting to $42,967,676, $8,567,498, and $3,816,971, respectively.
++ Includes foreign currency of $1,887,547, $417,396 and $290,548, respectively with a value of $1,864,592, $413,198 and $285,051, respectively.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        ASSET
                                                        ASSET           ASSET        MANAGEMENT
                                                     MANAGEMENT     MANAGEMENT II        III
                                                    -------------   -------------   -------------
INVESTMENT INCOME
    Dividends*....................................  $  1,363,930    $    187,077    $     53,599
    Interest......................................     3,500,719       1,041,705         719,197
                                                    -------------   -------------   -------------
Total Investment Income...........................     4,864,649       1,228,782         772,796
                                                    -------------   -------------   -------------
EXPENSES
    Advisory......................................       823,352         174,529          96,762
    Administration and Services...................       126,670          26,851          14,886
    Professional..................................         9,251          11,361           9,239
    Trustees......................................         1,186           1,136           1,186
    Miscellaneous.................................         1,877           1,162           1,197
                                                    -------------   -------------   -------------
    Total Expenses................................       962,336         215,039         123,270
    Less: Expenses Absorbed by Bankers Trust......      (202,319)        (53,935)        (33,951)
                                                    -------------   -------------   -------------
Net Expenses......................................       760,017         161,104          89,319
                                                    -------------   -------------   -------------
NET INVESTMENT INCOME.............................     4,104,632       1,067,678         683,477
                                                    -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCIES, AND FUTURES
CONTRACTS
    Net Realized Gain (Loss) on:
        Investment and Foreign Currency
          Transactions............................     2,386,724         175,086         (27,221)
        Futures Contracts.........................     1,169,894         167,529          (7,384)
    Net Change in Unrealized Appreciation on:
        Investment and Foreign Currency
          Transactions............................     7,149,958       1,049,269         335,365
        Futures Contracts.........................       836,650         261,318         168,965
                                                    -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
FOREIGN CURRENCIES, AND FUTURES CONTRACTS.........    11,543,226       1,653,202         469,725
                                                    -------------   -------------   -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS........  $ 15,647,858    $  2,720,880    $  1,153,202
                                                    -------------   -------------   -------------
                                                    -------------   -------------   -------------

------------------
* Net of foreign withholding tax of $12,714, $1,761, and $489, respectively.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                                                                                                     ASSET
                                                      ASSET MANAGEMENT               ASSET MANAGEMENT II         MANAGEMENT III
                                               ------------------------------   ------------------------------   --------------
                                                FOR THE SIX                      FOR THE SIX                      FOR THE SIX
                                                MONTHS ENDED                     MONTHS ENDED                     MONTHS ENDED
                                               SEPTEMBER 30,    FOR THE YEAR    SEPTEMBER 30,    FOR THE YEAR    SEPTEMBER 30,
                                                    1996         ENDED MARCH         1996         ENDED MARCH         1996
                                                (UNAUDITED)       31, 1996       (UNAUDITED)       31, 1996       (UNAUDITED)
                                               --------------   -------------   --------------   -------------   --------------
INCREASE IN NET ASSETS FROM:
  OPERATIONS
    Net Investment Income....................   $   4,104,632   $   6,712,317    $  1,067,678    $   1,756,177    $    683,477
    Net Realized Gain (Loss) from
      Investments, Foreign Currencies and
      Futures Contracts......................       3,556,618      14,006,189         342,615        2,255,768         (34,605)
    Net Change in Unrealized Appreciation on
      Investments, Foreign Currencies and
      Futures Contracts......................       7,986,608       7,261,817       1,310,587          989,840         504,330
                                               --------------   -------------   --------------   -------------   --------------
Net Increase in Net Assets from Operations...      15,647,858      27,980,323       2,720,880        5,001,785       1,153,202
                                               --------------   -------------   --------------   -------------   --------------
CAPITAL TRANSACTIONS
    Proceeds from Capital Invested...........      52,986,835     170,133,182       6,194,146       25,468,459       3,570,350
    Value of Capital Withdrawn...............     (38,122,274)    (54,499,861)     (4,176,717)      (4,675,086)     (2,803,901)
                                               --------------   -------------   --------------   -------------   --------------
Net Increase in Net Assets from Capital
 Transactions................................      14,864,561     115,633,321       2,017,429       20,793,373         766,449
                                               --------------   -------------   --------------   -------------   --------------
TOTAL INCREASE IN NET ASSETS.................      30,512,419     143,613,644       4,738,309       25,795,158       1,919,651
NET ASSETS
Beginning of Period..........................     240,142,408      96,528,764      51,399,548       25,604,390      28,868,665
                                               --------------   -------------   --------------   -------------   --------------
End of Period................................   $ 270,654,827   $ 240,142,408    $ 56,137,857    $  51,399,548    $ 30,788,316
                                               --------------   -------------   --------------   -------------   --------------
                                               --------------   -------------   --------------   -------------   --------------


                                               FOR THE YEAR
                                                ENDED MARCH
                                                 31, 1996
                                               -------------
INCREASE IN NET ASSETS FROM:
  OPERATIONS
    Net Investment Income....................  $   1,290,180
    Net Realized Gain (Loss) from
      Investments, Foreign Currencies and
      Futures Contracts......................        725,026
    Net Change in Unrealized Appreciation on
      Investments, Foreign Currencies and
      Futures Contracts......................        536,562
                                               -------------
Net Increase in Net Assets from Operations...      2,551,768
                                               -------------
CAPITAL TRANSACTIONS
    Proceeds from Capital Invested...........     10,942,499
    Value of Capital Withdrawn...............     (5,827,202)
                                               -------------
Net Increase in Net Assets from Capital
 Transactions................................      5,115,297
                                               -------------
TOTAL INCREASE IN NET ASSETS.................      7,667,065
NET ASSETS
Beginning of Period..........................     21,201,600
                                               -------------
End of Period................................  $  28,868,665
                                               -------------
                                               -------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the periods indicated for the Asset Management Portfolios.

                                                                        ASSET MANAGEMENT PORTFOLIO
                                                        ----------------------------------------------------------
                                                                                                  FOR THE PERIOD
                                                           FOR THE SIX           FOR THE           SEPTEMBER 16,
                                                          MONTHS ENDED          YEAR ENDED             1993
                                                          SEPTEMBER 30,         MARCH 31,        (COMMENCEMENT OF
                                                              1996         --------------------   OPERATIONS) TO
                                                           (UNAUDITED)       1996       1995      MARCH 31, 1994
                                                        -----------------  ---------  ---------  -----------------
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000's omitted).........      $ 270,655      $ 240,142  $  96,529      $  36,283
    Ratios to Average Net Assets:
      Net Investment Income...........................          3.25%*         3.99%      3.78%          2.83%*
      Expenses........................................          0.60%*         0.60%      0.60%          0.60%*
      Decrease Reflected in Above Expense Ratio Due to
        Absorption of Expenses by Bankers Trust.......          0.16%*         0.17%      0.19%          0.33%*
Portfolio Turnover Rate...............................            71%           154%        92%            56%
Average Commissions Paid per Share**..................          0.054

                                                                       ASSET MANAGEMENT PORTFOLIO II
                                                         ----------------------------------------------------------
                                                                                                   FOR THE PERIOD
                                                            FOR THE SIX           FOR THE           SEPTEMBER 16,
                                                           MONTHS ENDED     YEAR ENDED MARCH 31,        1993
                                                           SEPTEMBER 30,                          (COMMENCEMENT OF
                                                               1996         --------------------   OPERATIONS) TO
                                                            (UNAUDITED)       1996       1995      MARCH 31, 1994
                                                         -----------------  ---------  ---------  -----------------
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000's omitted)..........      $  56,138      $  51,400  $  25,604      $  19,175
    Ratios to Average Net Assets:
      Net Investment Income............................          3.99%*         4.55%      4.41%          3.17%*
      Expenses.........................................          0.60%*         0.60%      0.60%          0.60%*
      Decrease Reflected in Above Expense Ratio Due to
        Absorption of Expenses by Bankers Trust........          0.20%*         0.20%      0.27%          0.48%*
Portfolio Turnover Rate................................            99%           208%       105%            79%
Average Commissions Paid per Share**...................          0.054

                                                                       ASSET MANAGEMENT PORTFOLIO III
                                                         ----------------------------------------------------------
                                                                                                   FOR THE PERIOD
                                                            FOR THE SIX           FOR THE           SEPTEMBER 16,
                                                           MONTHS ENDED     YEAR ENDED MARCH 31,        1993
                                                           SEPTEMBER 30,                          (COMMENCEMENT OF
                                                               1996         --------------------   OPERATIONS) TO
                                                            (UNAUDITED)       1996       1995      MARCH 31, 1994
                                                         -----------------  ---------  ---------  -----------------
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000's omitted)..........      $  30,788      $  28,869  $  21,202      $  17,586
    Ratios to Average Net Assets:
      Net Investment Income............................          4.60%*         5.04%      4.87%          3.51%*
      Expenses.........................................          0.60%*         0.60%      0.60%          0.60%*
      Decrease Reflected in Above Expense Ratio Due to
        Absorption of Expenses by Bankers Trust........          0.23%*         0.22%      0.30%          0.49%*
Portfolio Turnover Rate................................           139%           221%       111%            84%
Average Commissions Paid per Share**...................          0.053

----------------

 * Annualized
** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 27 AND 28

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (unaudited)
----------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The  Asset  Management  Portfolio,  Asset  Management  Portfolio  II  and  Asset
Management Portfolio III (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment companies. The Portfolios were organized and commenced operations as follows:

                                  ORGANIZATION     COMMENCEMENT OF
PORTFOLIO                             DATE           OPERATIONS
-------------------------------  ---------------  -----------------
                                                      September 16,
Asset Management...............     June 9, 1992               1993
                                     October 28,
Asset Management II............             1992   October 14, 1993
                                     October 28,
Asset Management III...........             1992   October 15, 1993

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B. SECURITY VALUATION
The Portfolios' investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. REPURCHASE AGREEMENTS
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Asset Management Portfolio, Asset Management II Portfolio and Asset Management III Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
Each Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolios' investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
Each Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
Each Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. Each Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

--------------------------------------------------------------------------------

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolios' average daily net assets. For the period ended September 30, 1996, these fees aggregated $126,670, $26,851 and $14,886 for the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.

The Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of each Portfolios' average daily net assets. For the period ended September 30, 1996, these fees aggregated $823,352, $174,529 and $96,762 for the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of each Portfolio. For the period ended September 30, 1996, expenses of the Asset Management Portfolio, the Asset Management Portfolio II and Asset Management Portfolio III have been reduced by $202,319, $53,935 and $33,951, respectively.

On September 30,  1996, the  Trust entered  into a  Distribution Agreement  with
Edgewood   Services,  Inc.  ("Edgewood").  Prior   to  September  30,  Signature
Broker-Dealers Services, Inc. ("Signature") was the Trust's Distributor.

Certain trustees and officers of the Portfolios are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolios. Similarly, none of the Portfolios' officers received compensation from the Portfolios.

For the six months ended September 30, 1996 the Asset Management Portfolio, Asset Management II Portfolio and the Asset Management III Portfolio paid brokerage commissions of $108,875, $13,705 and $3,327, respectively.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1996, were as follows:

PORTFOLIO                                 PURCHASES       SALES
---------------------------------------  ------------  ------------
Asset Management.......................  $139,992,529  $122,235,286
Asset Management II....................    36,716,369    32,325,683
Asset Management III...................    23,641,209    22,792,779

For federal income tax purposes, the tax basis of investments held at September 30, 1996, were as follows:

                                                       COST-TAX
PORTFOLIO                                               BASIS
---------------------------------------------------  ------------
Asset Management...................................  2$51,617,624
Asset Management II................................   53,307,003
Asset Management III...............................   29,736,586

The aggregate gross unrealized appreciation and depreciation for all investments as of September 30, 1996, were as follows:

PORTFOLIO                                  APPRECIATION DEPRECIATION
-----------------------------------------  -----------  -----------
Asset Management.........................  $19,072,778   $3,182,886
Asset Management II......................    2,708,526     503,402
Asset Management III.....................      979,958     182,509

NOTE 4 -- FUTURE CONTRACTS
A summary of obligations under these financial instruments at September 30, 1996 are as follows:

                                                                              UNREALIZED
                                                                   MARKET    APPRECIATION/
TYPE OF FUTURE           EXPIRATION      CONTRACTS    POSITION     VALUE     (DEPRECIATION)
----------------------  -------------  -------------  ---------  ----------  ------------
ASSET MANAGEMENT
PORTFOLIO
S&P 500...............  December 1996           89      Long     $30,767,300  $   50,300
French 10 Year Bond
Futures...............  December 1996          105      Long     12,690,364      202,134
Canadian Government
Bond Futures..........  December 1996           76      Long      6,227,944      146,706
TYZ US 10 Year Note
Futures...............  December 1996          110      Long     11,800,937      183,050
JYZ Japan Yen
Futures...............  December 1996            4      Long        453,800        6,620
Japanese Bond
Futures...............  December 1996           12      Long     13,168,695      156,753
Australian 10 Year
Bond Futures..........  December 1996           40      Long     23,750,831       75,394
CDZ C$ Futures........  December 1996            2      Short       147,320         (855)
FRZ French Franc
Futures...............  December 1996            5      Short       486,500         (288)
ADZ A$ Futures........  December 1996            2      Short       157,780        1,365
                                                --
                                                                 ----------  ------------
Total.................                         445               $99,651,471  $  821,179
                                                --
                                                --
                                                                 ----------  ------------
                                                                 ----------  ------------
ASSET MANAGEMENT
PORTFOLIO II
S&P 500...............  December 1996           16      Long      5,531,200          350
French 10 Year Bond
Futures...............  December 1996           22      Long      2,658,933       44,345
Canadian Government
Bond Futures..........  December 1996            9      Long        737,520       14,012
German 10 Year Bond
Futures...............  December 1996            4      Long        646,972        3,800
Topix Index Futures...  December 1996            2      Long        291,680          718
TYZ US 10 Year Note
Futures...............  December 1996           19      Long      2,038,344        7,969
JYZ Japan Yen
Futures...............  December 1996            1      Long        113,450        1,655
Japanese Bond
Futures...............  December 1996            2      Long      2,194,782       39,667
Australian 10 Year
Bond Futures..........  December 1996            7      Long      4,156,395       12,132
FRZ French Franc
Futures...............  December 1996            1      Short        97,300          (57)
                                                --
                                                                 ----------  ------------
Total.................                          83               $18,466,576  $  124,591
                                                --
                                                --
                                                                 ----------  ------------
                                                                 ----------  ------------
ASSET MANAGEMENT
PORTFOLIO III
S&P 500                 December 1996            5      Long      1,728,500            0
French 10 Year Bond
Futures...............  December 1996           12      Long      1,450,327       24,109
Canadian Government
Bond Futures..........  December 1996            5      Long        409,733        9,851
German 10 Year Bond
Futures...............  December 1996            2      Long        323,486        1,901
Topix Index Futures...  December 1996            1      Long        145,840          359
TYZ US 10 Year Note
Futures...............  December 1996           10      Long      1,072,813        3,687
JYZ Japan Yen
Futures...............  December 1996            1      Long        113,450        1,655
Japanese Bond
Futures...............  December 1996            1      Long      1,097,391       20,192
Australian 10 Year
Bond Futures..........  December 1996            4      Long      2,375,083        6,478
FRZ French Franc
Futures...............  December 1996            1      Short        97,300          (57)
                                                --
                                                                 ----------  ------------
Total.................                          42               $8,813,923   $   68,175
                                                --
                                                --
                                                                 ----------  ------------
                                                                 ----------  ------------

At September 30, 1996, the Portfolios have segregated sufficient securities to cover margin requirements on open futures contracts.

BT INVESTMENT FUNDS
LIFECYCLE LONG RANGE
LIFECYCLE MID RANGE
LIFECYCLE SHORT RANGE

For shareholder account information
and current price and yield
quotations, shareholders may call
their relationship manager or
servicing agent. Prospectuses
containing more extensive information
regarding the BT Investment Lifecycle
Funds may be obtained by calling or
writing to Investors Fiduciary Trust
Company or Edgewood Services, Inc.,
the primary Servicing Agent and
Distributor, respectively, of BT
Investment Funds:

BT INVESTMENT FUNDS
DST
210 West 10th Street
Kansas City, MO 64105

BT INVESTMENT FUNDS
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

You may write to the BT Investment
Lifecycle Funds
at the following address:
BT INVESTMENT FUNDS
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

COMBLIFE 100